Putnam Diversified Income Trust
The fund's portfolio
6/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$119,779	$142,050
5.00%, 3/20/50	33,356	37,008
4.00%, TBA, 7/1/51	63,000,000	66,512,886
3.50%, with due dates from 9/20/49 to 11/20/49	117,193	126,624

		66,818,568
U.S. Government Agency Mortgage Obligations (57.7%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 7/1/51	23,000,000	25,663,506
5.00%, TBA, 7/1/51	5,000,000	5,477,461
4.50%, TBA, 7/1/51	15,000,000	16,137,876
4.00%, TBA, 7/1/51	367,000,000	390,768,939
3.50%, TBA, 7/1/51	391,000,000	411,527,305
3.00%, TBA, 7/1/51	189,000,000	197,032,538
2.50%, TBA, 8/1/51	69,000,000	71,231,708
2.50%, TBA, 7/1/51	229,000,000	236,853,967
2.00%, TBA, 8/1/51	41,000,000	41,344,941
2.00%, TBA, 7/1/51	191,000,000	192,987,431

		1,589,025,672

Total U.S. government and agency mortgage obligations (cost $1,659,012,376)		$1,655,844,240

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 5/31/24(i)	$1,381,000	$1,445,714
1.375%, 1/31/25(i)	286,000	295,518
1.125%, 2/28/27(i)	783,000	791,543

Total U.S. treasury obligations (cost $2,532,775)		$2,532,775

MORTGAGE-BACKED SECURITIES (39.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (21.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.427%, 9/15/41	$7,684,589	$1,506,152
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.159%, 9/25/50	5,691,290	1,109,802
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.127%, 12/15/47	19,411,421	2,329,371
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.127%, 11/15/47	14,178,287	2,505,456
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.027%, 8/15/56	2,500,387	572,064
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.027%, 4/15/47	9,833,764	1,939,146
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.027%, 1/15/35	28,698,197	5,441,827
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 8/25/50	5,916,139	1,131,462
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	14,200,985	3,557,901
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 1/25/50	4,055,096	696,481
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 12/25/49	1,196,523	210,516
Strips IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.877%, 3/15/44	6,674,134	1,146,248
Strips IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.877%, 8/15/43	6,417,151	1,222,179
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	6,208,379	1,002,616
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	4,990,736	748,610
REMICs Ser. 5122, Class AI, IO, 4.50%, 7/25/51	47,998,996	8,159,829
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	36,836,163	5,264,024
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	36,464,262	6,305,699
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	70,660,075	11,051,745
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	3,875,050	680,571
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	3,956,181	483,608
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	5,240,600	619,963
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	5,991,954	614,001
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	12,717,386	1,144,894
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	17,657,410	2,342,026
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	8,956,955	484,699
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	3,638,781	212,214
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	3,479,058	155,295
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	3,054,620	217,576
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	75,981,652	10,017,504
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	6,676,843	564,358
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	9,900,418	690,584
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,982,783	77,135
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.38%, 7/25/43(WAC)	7,146,216	71,462
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	8,547	729
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.359%, 4/25/42	3,285,047	503,910
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.309%, 4/25/40	5,849,583	1,174,188
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.109%, 6/25/48	44,821,406	6,763,191
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.109%, 6/25/48	53,342,214	7,667,943
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.109%, 6/25/45	2,611,747	453,381
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.059%, 10/25/41	2,282,687	125,165
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 3/25/49	2,184,246	408,108
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 12/25/48	768,130	73,692
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 12/25/46	39,881,266	7,321,150
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 9/25/46	28,627,918	4,895,947
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	11,336,750	2,424,811
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	13,178,704	3,205,351
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	19,444,789	4,269,570
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 3/25/50	19,295,681	3,521,462
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 12/25/49	1,472,496	253,534
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 10/25/49	3,927,858	655,960
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 8/25/49	1,793,585	280,310
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 8/25/49	20,185,672	3,300,053
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 7/25/49	24,682,061	4,093,537
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 7/25/49	1,076,504	206,936
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.809%, 10/25/41	12,713,492	2,182,857
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	18,853	3,601
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	803,818	134,423
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	34,486,769	6,250,727
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,466,784	271,355
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	879,702	146,129
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	33,240,752	5,305,823
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	9,649,672	1,520,595
REMICs Ser. 17-87, Class KI, IO, 5.00%, 6/25/41	649,967	115,352
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	57,896	9,251
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	33,761,527	6,124,341
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	5,413,606	869,007
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	25,776,688	4,557,929
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	4,758,912	898,454
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,780,665	111,226
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	64,787	9,637
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	7,755,520	1,124,550
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	14,522,619	889,510
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	9,352,153	1,000,670
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	4,724,322	415,599
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	3,476,640	214,693
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,317,176	152,135
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	10,150,301	1,184,743
REMICs Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	3,463,810	52,459
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	3,775,206	431,468
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	3,901,911	312,153
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	13,925,019	1,387,628
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	12,514,189	1,384,107
REMICs Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	2,632,665	175,162
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	7,698,838	460,179
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	7,742,404	553,659
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	13,351,956	1,101,816
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	19,910,235	1,924,105
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	3,523,371	195,688
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,217,253	162,954
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	8,178,230	309,775
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	8,659,178	469,969
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	3,175,810	65,480
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	3,068,106	65,044
REMICs FRB Ser. 01-50, Class B1, IO, 0.379%, 10/25/41(WAC)	105,057	473
Trust FRB Ser. 02-W8, Class 1, IO, 0.299%, 6/25/42(WAC)	4,794,656	42,193
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.657%, 1/20/43	22,082,534	5,130,473
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 6.487%, 6/20/40	1,078,356	233,792
IFB Ser. 20-61, Class SF, IO, ((-1 x 1 Month US LIBOR) + 6.44%), 6.347%, 7/20/43	23,911,489	4,505,822
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.225%, 6/20/51	64,272,000	8,395,209
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 5/20/51	61,317,496	8,068,156
IFB Ser. 21-58, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 4/20/51	101,110,745	14,754,686
IFB Ser. 21-42, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 3/20/51	66,520,137	8,975,669
IFB Ser. 21-57, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 3/20/51	103,286,420	14,786,504
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.157%, 8/20/48	28,543,316	4,360,655
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.157%, 7/20/48	20,651,716	3,152,392
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 8/20/48	26,742,396	3,944,530
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 7/20/48	21,973,919	3,369,986
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 6/20/48	18,316,012	2,778,400
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 5/20/48	17,094,265	2,628,450
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 10/20/43	24,971,445	4,755,837
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 7/20/50	4,491,346	737,454
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 10/20/48	2,695,742	404,880
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 9/20/43	4,548,202	848,694
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 3/20/43	1,398,484	135,066
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 5/20/41	18,675,628	3,757,340
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 2/20/40	4,749,298	837,064
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.025%, 7/16/43	5,078,660	804,663
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 4/20/50	4,627,245	810,729
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 8/20/49	2,781,461	410,266
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 7/20/49	2,972,389	431,918
IFB Ser. 18-164, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 12/20/48	42,542,263	6,702,677
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 10/20/45	17,665,458	3,430,653
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 4/20/44	5,719,441	1,134,222
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 4/20/44	8,145,943	1,418,795
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 3/20/44	9,227,077	1,828,807
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 1/20/44	14,893,266	2,931,345
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 12/20/43	5,649,201	1,117,050
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 2/20/50	8,135,255	986,135
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 1/20/50	42,183,238	7,021,642
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 10/20/49	9,827,378	2,637,322
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 8/20/49	5,351,670	771,791
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/49	6,087,233	780,627
IFB Ser. 19-6, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 1/20/49	27,424,933	3,998,271
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.507%, 8/20/44	13,636,293	2,387,913
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	11,710,979	2,724,131
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	4,574,118	946,327
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	5,542,449	1,099,757
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	32,308,794	4,479,296
Ser. 18-37, IO, 5.00%, 3/20/48	11,363,742	1,758,872
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	6,610,970	1,329,134
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	5,757,192	971,296
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	10,356,364	1,877,505
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	7,460,720	1,092,921
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	17,679,414	3,293,922
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,311,782	453,364
Ser. 14-132, IO, 5.00%, 9/20/44	7,334,205	1,411,761
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	7,091,007	1,079,784
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,724,650	483,625
Ser. 12-146, IO, 5.00%, 12/20/42	5,044,189	934,335
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	19,288,374	3,538,830
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	6,228,363	1,137,477
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	34,542,416	6,444,233
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	18,894,855	3,478,543
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,389,253	257,551
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	9,320,531	1,690,838
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	8,332,067	1,508,027
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,901,791	410,657
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	8,682,655	1,509,271
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	2,207,256	401,875
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,173,320	323,361
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	11,491,665	2,108,237
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	7,476,898	1,309,060
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	8,087,009	1,323,601
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	5,036,417	358,926
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	1,532,343	107,080
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	18,468,510	3,141,168
Ser. 13-167, IO, 4.50%, 9/20/40	3,647,173	599,791
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	4,544,121	400,148
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	13,283,583	2,197,963
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	11,451,535	2,063,910
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	6,991,646	1,075,315
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	8,207,560	734,495
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	10,166,115	1,372,426
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	20,543,624	2,365,941
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	11,945,412	1,219,268
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	4,218,956	303,146
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	8,064,436	1,400,035
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	5,775,162	885,851
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	3,506,582	139,868
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,748,068	531,104
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	4,369,065	670,040
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	2,075,165	248,361
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	7,453,860	1,043,541
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,658,228	409,241
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	7,365,382	699,213
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	34,877,354	5,517,451
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	20,069,572	1,328,606
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	3,240,650	161,093
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	2,909,956	226,886
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	5,464,200	130,048
Ser. 16-79, IO, 3.50%, 6/20/46	6,560,953	593,307
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	7,159,540	646,397
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	11,253,023	1,060,993
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	11,908,262	911,077
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,458,403	28,061
Ser. 13-76, IO, 3.50%, 5/20/43	10,295,978	1,220,588
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	7,165,652	632,458
Ser. 13-28, IO, 3.50%, 2/20/43	2,601,061	257,583
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	6,055,983	621,465
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	6,437,679	644,540
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,779,482	265,357
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	20,869,447	3,218,611
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	13,418,572	1,869,113
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	2,356,421	38,615
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	5,385,497	392,172
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	8,337,386	479,399
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	5,401,006	86,361
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	12,789,062	831,289
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	7,218,251	254,372
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	10,070,187	467,602
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	5,038,738	115,029
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	2,261,654	52,896
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	58,802,602	5,014,657
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	61,743,106	6,349,494
Ser. 21-30, Class KI, IO, 3.00%, 2/20/51	51,297,785	7,880,641
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	37,217,006	5,728,512
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	58,255,814	8,301,453
Ser. 18-H04, IO, 2.479%, 2/20/68(WAC)	45,692,841	4,179,159
Ser. 17-H03, Class EI, IO, 2.463%, 1/20/67(WAC)	25,224,008	2,576,153
Ser. 17-H02, Class BI, IO, 2.441%, 1/20/67(WAC)	21,500,311	1,631,831
Ser. 18-H05, Class BI, IO, 2.396%, 2/20/68(WAC)	69,706,607	6,491,427
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	55,799,260	5,196,307
Ser. 16-H04, Class HI, IO, 2.388%, 7/20/65(WAC)	52,375,577	2,828,281
Ser. 18-H02, Class EI, IO, 2.38%, 1/20/68(WAC)	71,053,451	6,572,444
Ser. 16-H23, Class NI, IO, 2.369%, 10/20/66(WAC)	91,764,749	6,928,238
Ser. 17-H06, Class BI, IO, 2.366%, 2/20/67(WAC)	48,151,854	3,721,656
Ser. 16-H22, Class AI, IO, 2.354%, 10/20/66(WAC)	38,872,954	2,942,644
Ser. 18-H02, Class HI, IO, 2.339%, 1/20/68(WAC)	58,816,525	5,477,289
Ser. 18-H01, IO, 2.335%, 12/20/67(WAC)	25,298,990	2,183,506
Ser. 18-H03, Class XI, IO, 2.315%, 2/20/68(WAC)	87,096,783	7,577,420
Ser. 18-H01, Class XI, IO, 2.306%, 1/20/68(WAC)	38,095,220	3,983,503
Ser. 17-H18, Class FI, IO, 2.283%, 9/20/67(WAC)	39,649,324	3,848,126
Ser. 16-H16, Class EI, IO, 2.277%, 6/20/66(WAC)	34,241,663	2,629,760
Ser. 17-H08, Class NI, IO, 2.262%, 3/20/67(WAC)	49,375,500	3,722,913
Ser. 17-H12, Class QI, IO, 2.259%, 5/20/67(WAC)	42,904,417	2,922,091
Ser. 17-H16, Class JI, IO, 2.241%, 8/20/67(WAC)	37,969,182	3,447,032
Ser. 17-H05, Class CI, IO, 2.228%, 2/20/67(WAC)	28,407,528	2,495,488
Ser. 17-H06, Class MI, IO, 2.228%, 2/20/67(WAC)	39,349,911	2,857,236
Ser. 16-H24, Class JI, IO, 2.209%, 11/20/66(WAC)	19,634,814	1,656,118
Ser. 17-H11, Class TI, IO, 2.203%, 4/20/67(WAC)	27,407,328	2,458,438
Ser. 17-H20, Class HI, IO, 2.184%, 10/20/67(WAC)	35,360,137	3,239,731
Ser. 15-H18, Class BI, IO, 2.184%, 7/20/65(WAC)	35,215,160	2,510,841
Ser. 15-H15, Class BI, IO, 2.162%, 6/20/65(WAC)	59,124,079	4,138,686
Ser. 16-H17, Class KI, IO, 2.121%, 7/20/66(WAC)	22,690,367	1,655,466
Ser. 15-H24, Class AI, IO, 2.114%, 9/20/65(WAC)	29,381,709	1,930,261
Ser. 15-H20, Class BI, IO, 2.091%, 8/20/65(WAC)	41,587,064	2,861,190
Ser. 17-H16, IO, 2.048%, 8/20/67(WAC)	33,898,329	2,977,595
Ser. 16-H27, Class EI, IO, 1.934%, 12/20/66(WAC)	32,657,708	1,998,913
Ser. 17-H11, Class DI, IO, 1.854%, 5/20/67(WAC)	26,675,753	2,077,268
Ser. 15-H12, Class AI, IO, 1.852%, 5/20/65(WAC)	72,609,076	4,494,501
Ser. 17-H10, Class MI, IO, 1.85%, 4/20/67(WAC)	78,886,941	5,032,987
Ser. 15-H23, Class DI, IO, 1.849%, 9/20/65(WAC)	31,670,273	2,305,596
Ser. 17-H09, IO, 1.822%, 4/20/67(WAC)	39,880,273	2,420,494
Ser. 15-H15, Class AI, IO, 1.803%, 6/20/65(WAC)	41,009,090	3,379,149
Ser. 15-H10, Class BI, IO, 1.80%, 4/20/65(WAC)	30,679,934	2,089,304
FRB Ser. 15-H08, Class CI, IO, 1.786%, 3/20/65(WAC)	51,980,318	3,217,582
Ser. 17-H06, Class DI, IO, 1.776%, 2/20/67(WAC)	29,587,159	1,958,670
Ser. 15-H23, Class BI, IO, 1.746%, 9/20/65(WAC)	61,421,070	4,023,080
Ser. 15-H03, Class CI, IO, 1.707%, 1/20/65(WAC)	57,286,908	3,437,214
Ser. 18-H15, Class EI, IO, 1.702%, 8/20/68(WAC)	58,682,675	4,365,991
Ser. 14-H25, Class BI, IO, 1.681%, 12/20/64(WAC)	41,444,957	2,378,278
Ser. 16-H14, IO, 1.675%, 6/20/66(WAC)	39,437,522	2,096,183
Ser. 16-H08, Class AI, IO, 1.673%, 8/20/65(WAC)	42,458,035	2,229,047
Ser. 16-H18, IO, 1.652%, 8/20/66(WAC)	43,178,892	2,382,698
Ser. 17-H03, Class HI, IO, 1.577%, 1/20/67(WAC)	67,678,379	3,490,783
Ser. 15-H01, Class BI, IO, 1.554%, 1/20/65(WAC)	31,150,296	1,665,077
Ser. 16-H06, Class CI, IO, 1.516%, 2/20/66(WAC)	36,206,889	1,603,857
Ser. 14-H06, Class BI, IO, 1.456%, 2/20/64(WAC)	37,935,106	1,571,689
Ser. 12-H29, Class AI, IO, 1.388%, 10/20/62(WAC)	15,716,172	438,182
Ser. 12-H29, Class FI, IO, 1.388%, 10/20/62(WAC)	15,716,172	438,182

		598,034,853
Commercial mortgage-backed securities (5.9%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.665%, 11/10/42 (In default)(NON)(WAC)	5,406,396	4,162,925
FRB Ser. 05-1, Class C, 5.665%, 11/10/42 (In default)(NON)(WAC)	8,629,000	2,329,830
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	320,000	286,796
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45(WAC)	591,000	478,710
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	4,190,000	3,226,300
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,628,068
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	114,154	113,584
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,116,000	3,420,882
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.971%, 12/15/47(WAC)	13,980,000	13,756,556
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.09%, 4/10/47(WAC)	278,000	293,573
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.01%, 5/10/47(WAC)	226,000	176,280
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	2,511,000	2,537,298
FRB Ser. 12-CR3, Class E, 4.908%, 10/15/45(WAC)	4,292,000	1,898,094
FRB Ser. 13-CR9, Class D, 4.413%, 7/10/45(WAC)	5,143,000	2,992,752
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	4,808,034
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	10,781,406	5,258,092
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.905%, 4/15/50(WAC)	6,587,000	4,807,628
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46(WAC)	273,000	248,750
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	17,168,000	10,644,160
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	215,000	202,082
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	182,000	187,267
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.96%, 2/15/47(WAC)	11,123,000	5,538,119
FRB Ser. 14-C18, Class E, 4.46%, 2/15/47(WAC)	7,852,000	3,545,602
FRB Ser. 14-C25, Class D, 4.095%, 11/15/47(WAC)	9,368,000	7,069,654
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	8,150,472
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	246,375
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46(WAC)	431,000	348,281
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	183,385
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C5, Class D, 5.611%, 8/15/46(WAC)	244,000	218,036
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	8,497,143
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.496%, 8/15/46(WAC)	650,000	58,435
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	2,998,000	3,030,011
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46(WAC)	254,000	81,305
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	5,714,962
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	2,958,437	2,915,145
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	7,066,000	3,603,660
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.842%, 3/25/50	568,000	591,428
FRB Ser. 19-01, Class M10, 3.342%, 10/15/49	3,609,000	3,659,315
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	465,596
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	233,000	237,061
Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	5,886,866
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	14,132,111	7,066,056
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	2,427,609
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	1,255,974
FRB Ser. 12-C9, Class E, 4.969%, 11/15/45(WAC)	6,190,000	5,126,861
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46(WAC)	22,811,996	11,458,938
FRB Ser. 12-C10, Class D, 4.573%, 12/15/45(WAC)	15,748,000	8,665,425

		163,499,420
Residential mortgage-backed securities (non-agency) (11.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.282%, 5/25/47	7,999,110	4,290,360
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.64%, 11/27/36(WAC)	6,604,837	5,283,869
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.816%, 9/25/35(WAC)	1,827,886	1,697,224
FRB Ser. 05-8, Class 21A1, 2.555%, 10/25/35(WAC)	71,227	62,988
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.552%, 9/25/46	4,505,271	4,083,339
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/27 (Bermuda)	2,376,000	2,472,176
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 2.742%, 8/25/28 (Bermuda)	664,652	666,359
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.272%, 11/25/47	2,900,086	2,304,164
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.442%, 3/25/37	8,760,295	8,141,232
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 0.272%, 3/25/37	1,208,904	1,105,592
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	424,350
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.223%, 6/25/46(WAC)	2,478,503	2,698,595
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.076%, 8/25/46	3,000,813	2,896,880
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.056%, 6/25/46	7,000,835	6,418,451
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 0.792%, 9/25/35	639,436	598,319
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.751%, 11/20/35	13,887,946	13,294,031
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	2,709,841	2,397,620
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	4,795,233	4,422,007
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	9,484,321	8,583,523
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.38%), 0.472%, 12/25/36	8,837,867	4,590,158
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.942%, 1/25/30	686,000	651,379
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.592%, 5/25/28	6,319,031	7,127,447
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/28	2,089,003	2,371,647
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.442%, 4/25/28	10,573,639	11,954,792
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.642%, 12/25/27	11,151,113	12,154,480
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.242%, 10/25/29	1,935,000	2,107,751
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.242%, 11/25/28	2,486,898	2,603,753
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.042%, 7/25/29	3,062,000	3,291,808
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	133,966	135,336
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,798,984
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (1 Month US LIBOR + 4.50%), 4.592%, 2/25/24	317,450	326,383
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.542%, 3/25/30	1,590,000	1,661,449
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.942%, 3/25/29	3,145,000	3,261,841
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.642%, 8/25/29	341,273	353,058
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.242%, 7/25/30	137,000	137,564
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 9/25/30	1,797,510	1,821,040
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.342%, 2/25/49	570,000	662,069
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.518%, 10/25/50	256,000	343,040
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.342%, 4/25/49	1,150,000	1,332,991
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.092%, 10/25/48	2,953,000	3,506,782
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.842%, 1/25/49	2,342,000	2,672,342
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.592%, 3/25/49	2,996,000	3,409,866
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.092%, 8/25/50	448,000	551,040
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/50	3,318,000	4,014,780
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.442%, 6/25/50	239,000	289,190
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.242%, 7/25/49	1,763,000	1,943,241
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.842%, 9/25/48	3,182,000	3,405,155
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.892%, 9/25/47	1,290,000	1,290,000
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	5,306,005
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58(WAC)	1,850,000	1,949,865
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.342%, 10/25/48	753,000	785,003
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	200,000	203,121
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.192%, 3/25/50	1,965,000	1,994,358
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 1/25/49	179,112	181,677
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.542%, 3/25/49	99,878	101,252
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 10/25/48	31,900	32,257
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.342%, 9/25/28	14,092,893	17,533,023
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.842%, 10/25/28	7,695,801	9,474,547
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.842%, 8/25/28	5,419,740	6,607,758
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.842%, 1/25/29	444,549	526,755
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.342%, 1/25/29	991,407	1,158,087
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.342%, 4/25/29	3,168,472	3,638,517
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.992%, 10/25/28	457,845	482,918
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.792%, 4/25/28	14,874,727	15,758,078
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.592%, 9/25/29	18,272,300	19,867,240
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.392%, 10/25/28	1,872,634	1,969,576
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 7/25/25	157,609	159,997
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.942%, 10/25/29	4,947,000	5,300,802
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.642%, 2/25/25	191,093	192,484
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.592%, 12/25/30	753,000	785,334
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.542%, 5/25/30	1,200,000	1,246,945
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.542%, 2/25/30	3,018,000	3,131,175
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.542%, 1/25/29	59,832	62,552
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.392%, 2/25/25	86,848	88,828
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.342%, 1/25/31	425,000	444,237
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.192%, 3/25/31	1,624,000	1,672,180
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/30	1,626,000	1,693,340
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	300,793	307,410
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	355,671	359,341
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.842%, 3/25/31	313,000	321,223
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.842%, 10/25/30	500,000	520,469
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.692%, 1/25/30	1,598,000	1,666,274
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.092%, 10/25/29	2,065,275	2,128,697
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.942%, 11/25/29	251,138	257,409
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.892%, 2/25/30	3,404,278	3,478,695
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.592%, 5/25/30	1,045,235	1,057,301
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.342%, 7/25/30	58,741	59,518
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.292%, 8/25/30	556,667	562,509
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.192%, 3/25/31	743,742	752,414
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (1 Month US LIBOR + 9.25%), 9.342%, 11/25/39	8,200,000	8,692,796
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.842%, 2/25/40	1,645,000	1,644,990
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.842%, 7/25/29	4,084,000	4,488,389
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.342%, 6/25/39	617,000	634,739
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.192%, 9/25/31	184,000	189,279
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.742%, 2/25/40	239,000	246,511
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.092%, 1/25/40	126,000	125,186
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.542%, 7/25/31	354,735	357,063
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.452%, 5/25/36	9,863,137	3,358,124
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.402%, 5/25/37	5,506,892	4,569,826
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.613%, 5/19/35	11,965,706	5,765,482
Home Re, Ltd. 144A FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.25%), 3.342%, 5/25/29 (Bermuda)	2,000,000	2,024,000
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.292%, 6/25/37	4,540,123	2,339,721
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	188,485	180,576
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.942%, 7/25/28 (Bermuda)	7,382,000	7,508,155
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.442%, 7/25/29 (Bermuda)	383,000	388,235
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.592%, 7/25/29 (Bermuda)	317,000	322,578
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.092%, 4/25/27 (Bermuda)	1,062,860	1,068,091
Radnor Re, Ltd. 144A FRB Ser. 20-2, Class B1, (1 Month US LIBOR + 7.60%), 7.692%, 10/25/30 (Bermuda)	168,000	172,350
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.512%, 8/25/36	9,307,415	8,981,654
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	277,838
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	250,393
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.099%, 9/25/35(WAC)	141,909	143,107
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.072%, 10/25/45	143,462	142,549

		319,301,248

Total mortgage-backed securities (cost $1,250,229,756)		$1,080,835,521

CORPORATE BONDS AND NOTES (17.5%)(a)
		Principal amount	Value
Basic materials (1.2%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$3,150,000	$3,449,250
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		670,000	654,925
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		580,000	607,550
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		30,000	31,481
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		525,000	523,659
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,500,000	1,651,875
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		545,000	579,090
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		1,330,000	1,462,335
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		105,000	103,950
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		728,000	782,600
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		85,000	87,975
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		750,000	804,375
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25		1,385,000	1,412,700
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28		185,000	189,625
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)		1,380,000	1,476,365
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		825,000	903,375
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		825,000	871,407
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,119,000	1,367,776
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		3,167,000	3,257,418
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		1,100,000	1,094,500
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		555,000	555,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		370,000	394,050
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		670,000	666,650
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		290,000	301,600
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		1,835,000	1,846,469
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	31,050
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		100,000	102,749
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)		60,000	61,740
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		655,000	661,550
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,425,000	1,482,363
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		494,000	518,700
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		530,000	529,936
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		1,350,000	1,407,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		1,450,000	1,482,626
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		80,000	80,798
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		82,000	90,640
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		70,000	74,221

			31,599,748
Capital goods (1.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		50,000	49,144
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		332,000	344,872
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	68,494
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		705,000	722,625
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. notes 3.25%, 9/1/28		875,000	872,465
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		1,140,000	1,130,396
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		500,000	690,429
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		1,013,000	1,078,825
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		138,000	169,050
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	237,475
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		284,000	280,549
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		605,000	640,042
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		1,000,000	1,115,000
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		481,000	495,479
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		3,935,000	4,269,475
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		465,000	469,650
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,524,000	1,623,532
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,990,000	2,169,498
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		3,559,000	3,622,350
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		94,000	95,880
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		2,365,000	2,400,475
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	2,356,297
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		2,511,000	2,693,048
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	57,338
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	70,446
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		337,000	351,323
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		3,729,000	3,934,095
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		1,405,000	1,418,348
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		940,000	940,330
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		182,000	187,870
Welbilt, Inc. company guaranty sr. unsec. notes 9.50%, 2/15/24		250,000	261,800
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	111,385
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		820,000	886,174

			35,814,159
Communication services (1.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,240,000	1,215,411
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		820,000	850,750
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		1,420,000	1,471,475
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		227,000	234,695
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		8,371,000	9,150,341
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		680,000	719,101
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		990,000	1,030,802
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		157,000	164,654
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		1,363,000	1,391,964
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,020,000	1,105,378
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		800,000	784,888
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		790,000	867,025
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		1,903,000	2,043,346
DISH DBS Corp. 144A company guaranty sr. unsec. notes 5.125%, 6/1/29		913,000	901,524
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,160,000	1,242,650
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		1,355,000	1,440,731
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		189,000	194,766
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		581,000	603,032
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		344,000	349,077
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		790,000	762,350
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,802,000	2,311,065
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,175,000	2,653,500
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		1,759,000	1,998,357
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		152,000	154,247
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		53,984	54,282
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		45,000	50,302
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,020,000	1,127,100
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		940,000	932,950
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		22,000	23,423
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		28,000	28,501
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		675,000	666,563
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		1,088,000	1,165,521
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		730,000	743,957
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,073,000	2,166,285
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)		295,000	300,815
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		1,275,000	1,288,120
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	143,570

			42,332,518
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity		$1,000,000	980,000

			980,000
Consumer cyclicals (3.9%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		400,000	400,313
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		200,000	200,722
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25		1,000,000	1,085,000
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	46,112
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		655,000	648,450
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		1,350,000	1,383,750
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26		1,000,000	1,009,060
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	46,575
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,345,000	1,395,438
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		935,000	942,013
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		655,000	654,004
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		2,340,000	2,395,575
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		355,000	388,725
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		985,000	1,009,625
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	61,513
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		4,140,000	4,181,400
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		1,336,000	865,061
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		1,171,000	575,119
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		1,390,000	1,442,285
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,499,000	1,558,960
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		2,279,000	2,809,711
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	1,107,828
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		420,000	439,950
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		1,165,000	1,188,300
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		235,000	238,525
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		1,000,000	1,235,969
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	42,350
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		70,000	74,200
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,226,000	1,278,106
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		100,812	107,239
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		5,547,592	5,942,858
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		45,000	53,044
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		38,000	42,513
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		1,560,000	1,632,619
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		142,000	146,793
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		47,000	48,843
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		26,000	27,690
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	61,373
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,442,438
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		1,390,000	1,760,088
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		325,000	420,063
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		695,000	804,463
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,400,000	1,647,135
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$675,000	671,085
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		39,000	39,624
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		63,000	65,607
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		150,000	166,470
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		1,345,000	1,341,638
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	37,089
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		125,000	130,625
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		2,155,000	2,201,333
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		2,395,000	2,490,800
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		275,000	285,313
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		72,000	74,880
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		1,555,000	1,677,456
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	1,420,000	1,638,910
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		$80,000	82,650
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		1,035,000	1,080,281
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,050,000	1,060,500
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		745,000	765,488
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		660,000	699,600
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		671,000	690,292
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,045,000	1,103,614
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		495,000	496,386
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		495,000	496,238
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		3,685,000	3,881,853
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	766,300
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,645,000	1,749,869
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,889,000	2,720,160
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		1,390,000	1,417,800
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		275,000	278,845
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		4,122,000	4,900,358
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		1,095,000	1,130,588
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		2,813,000	2,919,120
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		380,000	396,625
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		1,345,000	1,291,200
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		1,440,000	1,468,210
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		705,000	692,663
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		1,450,000	1,493,500
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		850,000	926,245
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		1,725,000	1,859,033
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,000,000	1,010,000
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	47,700
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		870,000	877,613
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		590,000	564,754
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	151,772
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,955,000	1,988,323
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,340,000	1,323,250
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,715,000	1,858,855
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		705,000	795,945
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		930,000	1,025,325
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		1,630,000	1,766,187
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		465,000	468,488
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		135,000	145,800
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		1,280,000	1,321,574
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		270,000	270,000
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		62,000	63,550
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		1,025,000	1,090,467
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		1,953,000	2,097,717
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,395,000	2,529,719
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		540,000	581,850

			108,008,935
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		990,000	957,826
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	63,866
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		685,000	692,706
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		580,000	618,576
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		235,000	238,102
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		1,500,000	1,538,025
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		158,000	159,615
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	54,001
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		54,000	56,498
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		1,723,000	2,113,466
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		2,075,000	2,209,739
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,195,000	1,321,969
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,859,717
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		22,000	22,765
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	1,400,000	1,696,488
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		$656,000	689,621
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		1,689,000	1,718,558
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	873,491
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		1,055,000	1,347,499
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		15,000	17,334
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		80,000	93,000
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		1,580,000	1,939,340
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	60,730
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		575,000	683,848
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	60,844
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		730,000	814,038
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		1,420,000	1,494,919
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		798,000	858,648
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		750,000	746,250
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		935,000	1,012,147

			26,013,626
Energy (3.6%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		780,000	871,736
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		15,000	17,063
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		465,000	474,593
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		911,000	954,273
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		475,000	514,421
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		562,000	598,249
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		2,345,000	2,311,678
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		1,170,000	1,275,300
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		70,000	94,850
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		1,000,000	1,022,610
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		498,000	521,605
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		1,075,000	1,123,375
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		17,000	17,638
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		930,000	948,600
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		917,000	1,036,210
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,476,000	1,632,825
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		1,345,000	1,422,338
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		89,000	92,612
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		804,000	962,791
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	56,750
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		899,000	1,081,048
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,000,000	1,420,518
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		860,000	1,201,850
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		677,000	837,092
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27		53,000	57,128
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		370,000	378,063
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		275,000	279,216
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		2,910,000	2,968,200
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		2,786,000	2,970,573
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		1,635,000	1,749,450
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		3,168,000	3,346,644
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		145,000	161,671
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		230,000	246,676
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		86,000	90,193
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		3,876,000	4,042,668
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		456,000	466,261
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29		2,680,000	2,800,600
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29		1,015,000	1,034,031
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,072,000	1,108,180
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,000,000	920,000
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		922,000	968,100
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		1,026,000	1,061,910
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		460,000	479,656
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		28,000	31,660
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		2,036,000	2,434,242
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		35,000	46,470
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		830,000	1,107,452
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		730,000	735,394
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		3,771,000	4,256,516
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		3,006,000	3,453,142
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		6,941,000	7,773,920
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		3,525,000	3,970,032
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		26,102,000	1,076,707
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		4,617,000	190,452
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		8,180,000	7,873,250
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		9,697,000	9,420,636
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		1,135,000	1,169,618
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		2,660,000	2,836,560
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		133,000	137,323
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		205,000	211,150
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	73,588
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		1,460,000	1,500,150
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		255,000	259,463
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		745,000	765,488
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		400,000	451,337
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		1,302,000	1,324,786
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		560,000	630,913
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		40,000	43,349
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		575,000	632,305
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		65,000	68,575
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		500,250	504,002
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,453,000	1,460,265
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		129,000	135,128
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	31,251

			100,224,369
Financials (2.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		1,830,000	1,928,235
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		360,000	365,397
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		3,576,000	5,138,885
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	1,350,000	1,621,236
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		$1,087,000	1,222,875
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,645,000	1,955,048
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		755,000	841,546
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		905,000	990,975
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		2,600,000	2,746,250
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		335,000	340,907
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		3,280,000	3,632,226
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,748,890
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		79,000	80,481
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	915,903
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		465,000	467,907
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		400,000	412,584
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		790,000	805,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		120,000	122,572
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		480,000	509,280
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,155,000	1,192,532
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		295,000	304,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29		1,380,000	1,373,100
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,569,499
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,230,000	1,288,425
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		1,320,000	1,389,300
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		97,000	99,789
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		10,220,000	10,143,452
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		480,000	480,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		1,688,000	1,717,540
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		950,000	948,813
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		50,000	51,814
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,288,000	1,298,472
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		420,000	417,900
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		675,000	748,366
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	1,217,122
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		748,000	844,193
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		145,000	157,723
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		1,430,000	1,505,075
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		1,350,000	1,395,360
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,575,000	3,619,688
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		572,000	647,618
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		625,000	647,656
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		452,000	479,948
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	2,100,800
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 2.188%, perpetual maturity (Netherlands)	EUR	1,517,950	2,420,878
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$1,392,000	1,419,840
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	211,750

			65,538,238
Health care (1.4%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,444,000	2,657,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		1,715,000	1,752,576
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		855,000	880,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,685,000	1,666,550
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		451,000	462,275
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.25%, 2/15/31		500,000	466,725
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		560,000	522,200
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		740,000	757,390
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		710,000	729,369
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		200,000	219,500
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		873,000	912,285
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		969,000	1,012,605
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		675,000	700,313
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		625,000	632,032
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	48,488
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		135,000	144,113
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		550,000	585,750
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,350,000	1,335,420
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		720,000	842,594
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		560,000	548,800
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		745,000	766,419
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		90,000	103,568
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	47,942
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		1,978,000	2,050,790
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	1,405,000	1,695,758
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$2,350,000	2,373,500
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		1,315,000	1,341,037
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		550,000	566,610
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		695,000	714,113
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	130,200
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		585,000	573,183
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		465,000	474,614
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	55,809
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		23,000	24,006
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	27,003
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		3,855,000	4,042,932
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		2,581,000	2,677,013
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		1,120,000	1,134,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	876,488
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		1,520,000	1,664,400
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		650,000	689,000

			38,905,870
Technology (0.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		1,345,000	1,391,456
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	58,064
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		25,000	25,719
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		958,000	958,910
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26		1,670,000	2,004,879
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		64,000	65,645
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		1,000,000	1,023,750
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		644,000	714,035
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,457,000	1,498,889
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		815,000	855,641
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		1,572,000	1,560,571
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		745,000	776,454
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		1,345,000	1,331,550
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		373,000	394,914
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		690,000	726,225
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		1,035,000	1,035,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		740,000	759,425
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		1,390,000	1,417,800
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		75,000	83,344

			16,682,271
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		1,390,000	1,502,937
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		1,390,000	1,471,663
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		150,000	166,764
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		535,000	553,725
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		535,000	553,821

			4,248,910
Utilities and power (0.5%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		924,000	917,071
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		509,000	517,908
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	35,886
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		741,000	762,304
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		1,620,000	1,652,400
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	19,900
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		160,000	157,302
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	3,299,099
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		462,000	452,183
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		62,000	64,325
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		413,000	427,545
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	143,752
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		295,000	313,807
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,544,000	1,578,820
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		420,000	434,580
PG&E Corp. sr. sub. notes 5.00%, 7/1/28		1,350,000	1,365,012
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	43,477
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		25,000	26,397
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		52,000	53,950
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		145,000	149,531
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		60,000	61,598

			12,476,847

Total corporate bonds and notes (cost $476,998,863)			$482,825,491

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (13.2%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$11,140,000	$11,613,506
Argentina (Republic of) 144A sr. unsec. notes 3.00%, 2/1/29 (Argentina)		12,668,107	7,981,034
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		760,000	856,879
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		2,305,000	1,034,853
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		740,000	325,107
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		12,315,000	5,528,942
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)		21,001,080	14,345,237
Cordoba (Province of) 144A sr. unsec. unsub. notes 5.00%, 12/10/25 (Argentina)		152,683	117,062
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		4,010,000	4,350,850
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		7,888,000	7,860,393
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		5,272,000	6,471,380
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		11,318,000	13,143,028
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,647,938
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	329,625
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		2,200,000	2,249,522
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		11,840,000	12,136,355
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		3,011,000	3,304,567
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		7,155,000	7,629,019
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		2,975,000	3,201,582
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		6,810,000	6,976,845
Egypt (Arab Republic of) 144A sr. unsec. bonds 5.875%, 2/16/31 (Egypt)		4,200,000	4,078,200
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		2,515,000	2,676,715
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%, 3/26/51 (Ghana)		9,030,000	8,905,838
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		7,900,000	7,998,750
Ghana (Republic of) 144A sr. unsec. notes 7.75%, 4/7/29 (Ghana)		11,290,000	11,529,913
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	349,400
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	612,171
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		2,705,000	3,053,264
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		21,200,000	24,168,000
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		1,633,000	2,251,499
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	14,050,311
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	210,002
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		23,575,000	24,871,625
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		9,798,257	9,798,257
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	3,940,000	4,869,008
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$4,251,000	4,569,825
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	4,445,000	5,481,327
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$1,119,000	1,566,600
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)		400,000	466,500
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		4,170,000	4,573,844
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		4,160,000	4,575,958
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,637,000	1,976,694
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		3,120,000	3,330,643
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		5,769,000	6,129,447
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		11,464,000	12,272,785
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		30,930,000	31,200,638
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		12,400,000	13,082,000
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		2,098,000	2,305,190
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		5,690,000	6,422,303
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		740,000	794,596
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		8,890,000	8,278,813
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		7,088,000	7,431,839
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		9,715,000	9,490,486
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		2,165,000	2,235,276
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	290,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	1,392,156
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		2,093,000	214,533
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		21,992,000	2,254,181
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,617,956
Vietnam (Socialist Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	668,414

Total foreign government and agency bonds and notes (cost $372,153,630)			$364,148,681

CONVERTIBLE BONDS AND NOTES (6.3%)(a)
		Principal amount	Value
Basic materials (0.1%)
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	$1,107,973
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	307,444

			1,415,417
Capital goods (0.1%)
John Bean Technologies Corp. (JBT) 144A cv. sr. unsec. notes 0.25%, 5/15/26		$972,000	1,031,292
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25		814,000	1,171,754

			2,203,046
Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28		2,081,000	2,116,410
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	400,000	874,420
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$3,391,000	3,460,517
DISH Network Corp. 144A cv. sr. unsec. notes zero %, 12/15/25		379,000	441,346
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50		538,000	541,497
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		986,000	1,310,136
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50		1,221,000	1,404,761
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,942,000	2,035,216

			12,184,303
Consumer cyclicals (1.1%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	600,000	885,257
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26		$603,000	552,951
Archer Obligations cv. sr. unsec. notes Ser. KER, zero %, 3/31/23 (France)	EUR	200,000	422,642
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		$1,661,000	2,348,654
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25		1,350,000	2,144,813
Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		400,000	429,484
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28		2,224,000	2,003,824
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26		1,745,000	1,884,600
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26		2,519,000	2,785,069
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		159,000	337,001
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		244,000	331,718
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		1,364,000	1,904,554
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25		536,000	943,695
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25		333,000	605,561
Nexity SA cv. sr. unsec. notes 0.25% (Units) (France)	EUR	2,850	226,013
NIO, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/27 (China)		$580,000	544,620
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A cv. sr. unsec. notes 0.25%, 6/15/26		837,000	843,040
RH cv. sr. unsec. notes zero %, 9/15/24		125,000	399,985
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23		2,421,000	3,035,295
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25		1,501,000	2,023,499
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27		1,013,000	1,175,080
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26		1,227,000	1,384,210
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26		1,808,000	1,875,801
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25		696,000	892,185

			29,979,551
Consumer staples (0.6%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26		1,899,000	1,789,808
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26		998,000	982,406
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26		1,439,000	1,495,121
Delivery Hero AG cv. sr. unsec. notes 1.50%, 1/15/28 (Germany)	EUR	800,000	987,777
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28		$2,197,000	2,421,094
Fiverr International, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	298,704
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		181,000	346,728
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		949,000	1,619,943
Pinduoduo, Inc. cv. sr. unsec. notes zero %, 12/1/25 (China)		1,000,000	1,027,000
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Thailand)		200,000	617,000
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28		1,049,000	993,410
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25		1,411,000	1,430,754
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25		1,590,000	1,693,350
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	781,759
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$77,000	151,834

			16,636,688
Energy (0.3%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	300,000	426,842
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28		$2,041,000	1,977,979
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25		1,650,000	2,632,576
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)		1,082,000	1,355,205
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26		1,137,000	1,016,933
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		800,000	811,920
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	1,137,620

			9,359,075
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		877,000	893,488
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)	EUR	600,000	888,352
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		$1,113,000	1,204,823
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25		1,625,000	1,468,675
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25		1,387,000	1,555,521

			6,010,859
Health care (0.9%)
1Life Healthcare, Inc. cv. sr. unsec. notes 3.00%, 6/15/25		73,000	80,621
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		1,318,000	1,320,540
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25		1,736,000	1,813,035
Envista Holdings Corp. cv. sr. unsec. notes 2.375%, 6/1/25		194,000	413,220
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		2,046,000	2,529,367
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27		1,670,000	1,900,669
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27		2,070,000	1,921,218
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		362,000	455,668
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		1,022,000	1,389,282
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25		1,350,000	1,490,265
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26		809,000	962,261
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		1,641,000	1,801,268
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28		1,270,000	1,233,487
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		617,000	824,867
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)		741,000	1,111,963
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25		1,081,000	1,750,680
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25		1,426,000	1,563,252
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		200,000	242,834
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27		828,000	965,992
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		877,000	996,535
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		1,479,000	1,655,592

			26,422,616
Technology (2.2%)
21Vianet Group, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26 (China)		501,000	430,610
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		1,769,000	2,046,733
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		777,000	1,015,539
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27		1,881,000	1,928,025
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25		2,060,000	2,750,100
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26		869,000	834,240
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26		1,034,000	1,226,635
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26		1,531,000	1,530,044
Cloudflare, Inc. cv. sr. unsec. notes 0.75%, 5/15/25		168,000	478,380
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		2,256,000	2,602,578
Cree, Inc. cv. sr. unsec. unsub. notes 1.75%, 5/1/26 (acquired 4/17/20, cost $124,933)(RES)		121,000	262,631
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		1,004,000	1,085,625
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		1,428,000	1,901,918
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25		1,146,000	1,138,895
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26		1,164,000	1,188,735
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25		974,000	1,439,694
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26		593,000	582,252
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		877,000	1,025,542
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		215,000	455,048
iQIYI, Inc. cv. sr. unsec. notes 2.00%, 4/1/25 (acquired 3/27/19, cost $220,000) (China)(RES)		220,000	204,975
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		864,000	1,101,082
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26		862,000	922,340
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		1,410,000	1,521,108
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		67,000	149,115
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 2/15/27		463,000	345,398
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		1,629,000	2,029,734
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27		1,353,000	1,407,932
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		3,851,000	5,237,360
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		1,191,000	1,418,779
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27		1,000,000	1,109,400
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25		1,653,000	1,825,532
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)		449,000	584,598
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		1,038,000	1,438,980
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26		60,000	180,675
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27		2,028,000	2,167,932
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27		3,124,000	3,043,948
Talend SA cv. sr. unsec. notes 1.75%, 9/1/24 (acquired various dates between 9/6/19 and 10/2/19, cost $216,547)(RES)	EUR	200,000	287,907
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26		$3,138,000	2,992,869
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		1,071,000	1,509,441
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 8/15/25 (Israel)		439,000	459,853
Yandex NV cv. sr. unsec. notes 0.75%, 3/3/25 (Russia)		400,000	511,400
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		978,000	1,424,262
Zscaler, Inc. 144A cv. sr. unsec. notes 0.125%, 7/1/25		813,000	1,272,394
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26		2,853,000	3,042,012

			60,112,250
Transportation (0.2%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25		640,000	1,003,200
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	578,110
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26		$1,428,000	1,423,003
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		1,261,000	1,909,627

			4,913,940
Utilities and power (0.2%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	237,283
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	435,205
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25		$1,768,000	1,902,368
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		1,464,000	1,701,168

			4,276,024

Total convertible bonds and notes (cost $159,056,131)			$173,513,769

SENIOR LOANS (2.6%)(a)(c)
	Principal amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/18/28	$810,000	$805,448
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.186%, 9/6/24	263,029	261,440
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	364,088	365,908
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 3.25%, 6/3/28	225,000	224,813
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	1,595,000	1,597,664
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	1,495,000	1,490,141
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	1,935,260	1,933,189
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	1,057,775	1,049,186
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.13%, 5/3/26	129,671	129,266
W.R. Grace & Co./CT bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.00%), 2.147%, 3/30/28	120,000	119,400

		7,976,455
Capital goods (0.4%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	650,000	649,799
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	285,994	284,718
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	1,949,094	1,900,678
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	853,550	853,550
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	1,183,696	1,183,862
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	140,947	138,381
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.478%, 6/30/27	686,554	686,843
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	5,666,943	5,628,465
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.604%, 10/23/25	750,000	743,438

		12,069,734
Communication services (—%)
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	290,000	294,109

		294,109
Consumer cyclicals (0.8%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	1,189,025	1,190,512
Cengage Learning, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.75%), 5.75%, 6/29/26	1,995,000	1,996,257
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/7/23	2,179,265	2,180,442
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.686%, 8/21/26	1,375,501	1,341,690
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.897%, 9/18/24	1,487,133	1,425,953
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	89,775	89,640
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	1,172,823	1,171,147
Diamond Sports Group, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.36%, 8/24/26	73,688	44,130
Garda World Security Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.35%, 10/30/26	871,001	874,425
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	1,392,940	1,381,685
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	69,300	69,300
iHeartCommunications, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.104%, 5/1/26	67,995	67,358
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	4,940,745	4,940,745
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,360,000	1,169,600
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	55,994	54,034
Scientific Games International, Inc. bank term loan FRN Ser. B5, (1 Month US LIBOR + 2.75%), 2.854%, 8/14/24	88,177	87,516
Terrier Media Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 3.604%, 12/17/26	1,508,868	1,500,479
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	1,739,401	1,735,053

		21,319,966
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	2,635,393	2,632,653
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	2,046,012	2,011,168
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	497,500	497,191
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	78,182	77,994

		5,219,006
Energy (0.1%)
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 5/27/28	1,105,000	1,100,028
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	950,000	967,813

		2,067,841
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	724,013	723,506

		723,506
Health care (0.5%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 4/12/24	994,819	979,329
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.85%, 2/4/27	1,074,923	1,057,907
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.854%, 10/10/25	2,840,399	2,424,707
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	3,059,625	3,071,099
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	2,915,000	2,923,191
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	1,600,000	1,616,000
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.089%, 6/30/25	1,440,905	1,439,363
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	1,966,548	1,988,672

		15,500,268
Technology (0.2%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,305,138	1,303,128
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	1,167,075	1,169,164
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	1,005,000	1,007,392
Rocket Software, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 4.75%, 11/28/25	705,000	691,958

		4,171,642
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	650,000	677,138
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	1,346,626	1,363,080

		2,040,218

Total senior loans (cost $70,722,733)		$71,382,745

PURCHASED SWAP OPTIONS OUTSTANDING (2.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$306,920,900	$288,506
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869		249,340,300	10,065,868
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	4,913,474
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	1,440,971
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	3,504,612
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	3,423,051
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,242,730
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,209,461
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	11,322,424
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	11,181,380
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		44,214,400	9,458,344
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	3,479,124
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	2,161,100
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	1,900,867
Toronto-Dominion Bank
(1.724)/3 month USD-LIBOR-BBA/Aug-26 (Canada)	Aug-21/1.724		51,122,200	36,168
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	1,884,283
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	1,586,922

Total purchased swap options outstanding (cost $45,854,875)				$69,099,285

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.29	$184,330,766	EUR	155,455,000	$184
EUR/USD (Put)	Aug-21/1.18	184,330,766	EUR	155,455,000	1,062,114
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-21/103.28	200,000,000		$200,000,000	722,000
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-21/103.41	100,000,000		100,000,000	290,200
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	91,929,691	GBP	66,456,800	539,536

Total purchased options outstanding (cost $2,056,569)					$2,614,034

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.047%, 7/25/24	$8,357,000	$8,357,000
Mello Warehouse Securitization Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.892%, 11/25/53	$25,000	25,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.427%, 4/23/23	123,000	123,059
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	9,376,000	9,362,874
RMF Buyout Issuance Trust 144A
Ser. 20-1, Class M5, 6.00%, 2/25/30(WAC)	1,935,000	1,877,113
Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	149,000	149,000

Total asset-backed securities (cost $19,949,430)		$19,894,046

COMMON STOCKS (—%)(a)
	Shares	Value
Stearns Holdings, LLC Class B(F)	73,589	$164,839

Total common stocks (cost $74,331)		$164,839

SHORT-TERM INVESTMENTS (26.7%)(a)
		Principal amount/ shares	Value
Alexandria Real Estate Equities, Inc. commercial paper 0.160%, 7/7/21		$7,000,000	$6,999,782
American Honda Finance Corp. commercial paper 0.200%, 9/22/21		18,000,000	17,991,600
Atlantic Asset Securitization, LLC asset-backed commercial paper 0.140%, 8/10/21		10,000,000	9,998,861
Autonation, Inc. commercial paper 0.200%, 7/1/21		13,500,000	13,499,887
Barclays Bank PLC CCP asset-backed commercial paper 0.190%, 11/3/21		3,000,000	2,998,404
BASF SE commercial paper 0.150%, 7/16/21		8,075,000	8,074,498
BASF SE commercial paper 0.130%, 7/15/21		13,500,000	13,499,213
Chariot Funding, LLC asset-backed commercial paper 0.140%, 7/26/21		10,000,000	9,999,422
Eaton Corp. commercial paper 0.160%, 7/12/21		15,000,000	14,999,315
Enbridge US, Inc. commercial paper 0.220%, 8/9/21		5,000,000	4,999,128
Enbridge US, Inc. commercial paper 0.220%, 7/22/21		5,000,000	4,999,557
Enbridge US, Inc. commercial paper 0.220%, 7/20/21		15,000,000	14,998,808
Energy Transfer LP commercial paper 0.350%, 7/1/21		15,000,000	14,999,875
Eni Finance USA, Inc. commercial paper 0.260%, 7/20/21		10,250,000	10,249,271
Fidelity National Information Services, Inc. commercial paper 0.240%, 7/12/21		10,000,000	9,999,547
Fidelity National Information Services, Inc. commercial paper 0.230%, 8/4/21		5,000,000	4,999,256
FMC Corp. commercial paper 0.500%, 7/16/21		3,000,000	2,999,412
General Motors Financial Co., Inc. commercial paper 0.240%, 7/1/21		24,000,000	23,999,833
Healthpeak Properties, Inc. commercial paper 0.200%, 7/15/21		5,000,000	4,999,458
Healthpeak Properties, Inc. commercial paper 0.180%, 7/7/21		12,500,000	12,499,679
Humana, Inc. commercial paper 0.300%, 7/22/21		5,000,000	4,999,126
Humana, Inc. commercial paper 0.260%, 8/23/21		11,000,000	10,994,819
Humana, Inc. commercial paper 0.250%, 7/19/21		4,000,000	3,999,396
Mitsubishi UFJ Trust & Banking Corp. commercial paper 0.190%, 7/2/21		10,000,000	9,999,961
National Grid North America, Inc. commercial paper 0.160%, 7/14/21		8,300,000	8,299,551
Plains Midstream Canada ULC commercial paper 0.380%, 7/7/21		6,500,000	6,499,646
Plains Midstream Canada ULC commercial paper 0.350%, 7/1/21		9,500,000	9,499,926
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	99,593,083	99,593,083
Realty Income Corp. commercial paper 0.200%, 7/8/21		$15,000,000	14,999,390
Romulus Funding Corp. asset-backed commercial paper 0.300%, 7/7/21		15,000,000	14,998,454
Romulus Funding Corp. asset-backed commercial paper 0.280%, 7/9/21		5,000,000	4,999,338
Romulus Funding Corp. asset-backed commercial paper 0.230%, 7/1/21		7,000,000	6,999,897
Skandinaviska Enskilda Banken AB commercial paper 0.100%, 9/24/21		5,000,000	4,998,841
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	700,000	700,000
Suncor Energy, Inc. commercial paper 0.260%, 7/29/21		$5,000,000	4,999,400
Suncor Energy, Inc. commercial paper 0.260%, 7/28/21		11,000,000	10,998,725
TransCanada PipeLines, Ltd. commercial paper 0.200%, 8/4/21		5,000,000	4,999,256
TransCanada PipeLines, Ltd. commercial paper 0.200%, 7/28/21		10,000,000	9,998,841
U.S. Treasury Bills 0.023%, 7/20/21(SEGSF)		16,000,000	15,999,578
U.S. Treasury Bills 0.021%, 8/3/21(SEG)(SEGSF)(SEGTBA)		63,400,000	63,397,280
U.S. Treasury Bills 0.020%, 7/13/21(SEGSF)		3,800,000	3,799,946
U.S. Treasury Bills 0.019%, 8/5/21(SEG)(SEGSF)(SEGCCS)		36,400,000	36,398,343
U.S. Treasury Bills 0.017%, 8/24/21(SEGSF)(SEGTBA)		1,500,000	1,499,899
U.S. Treasury Bills 0.016%, 10/7/21(SEGSF)(SEGCCS)(SEGTBA)		29,600,000	29,595,971
U.S. Treasury Bills 0.016%, 7/27/21(SEG)(SEGSF)(SEGCCS)		31,600,000	31,598,945
U.S. Treasury Bills 0.012%, 9/2/21(SEG)(SEGSF)(SEGCCS)		17,700,000	17,698,374
U.S. Treasury Bills 0.010%, 7/6/21(SEG)(SEGSF)		12,700,000	12,699,936
U.S. Treasury Cash Management Bills 0.020%, 9/28/21(SEGSF)(SEGCCS)		9,100,000	9,099,100
U.S. Treasury Cash Management Bills 0.016%, 9/7/21(SEG)(SEGSF)(SEGCCS)		51,000,000	50,995,376
UDR, Inc. commercial paper 0.180%, 7/16/21		7,000,000	6,999,561
VW Credit, Inc. commercial paper 0.170%, 7/12/21		5,000,000	4,999,772
VW Credit, Inc. commercial paper 0.145%, 7/7/21		10,000,000	9,999,743

Total short-term investments (cost $735,172,904)			$735,164,280
TOTAL INVESTMENTS

Total investments (cost $4,793,814,373)			$4,658,019,706

	FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $2,422,449,490) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/21/21	$7,326,678	$7,372,357	$(45,679)
		British Pound	Buy	9/15/21	5,748,708	5,875,967	(127,259)
		Canadian Dollar	Sell	7/21/21	14,026,132	14,172,679	146,547
		Euro	Buy	9/15/21	19,929,310	20,928,073	(998,763)
		Hong Kong Dollar	Sell	8/18/21	3,921,338	3,920,422	(916)
		Japanese Yen	Buy	8/18/21	17,748,633	18,064,077	(315,444)
		Norwegian Krone	Buy	9/15/21	4,630,542	4,818,863	(188,321)
		Swedish Krona	Buy	9/15/21	6,418,849	6,435,411	(16,562)
	Barclays Bank PLC
		Australian Dollar	Buy	7/21/21	16,068,650	16,663,711	(595,061)
		British Pound	Buy	9/15/21	5,393,279	5,687,120	(293,841)
		Canadian Dollar	Buy	7/21/21	614,868	849,030	(234,162)
		Euro	Sell	9/15/21	31,379,716	32,265,315	885,599
		Japanese Yen	Buy	8/18/21	21,810,821	22,243,179	(432,358)
		New Zealand Dollar	Sell	7/21/21	60,811	61,312	501
		Swedish Krona	Buy	9/15/21	192,243	199,092	(6,849)
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	10,563,628	10,942,621	(378,993)
		British Pound	Sell	9/15/21	27,625,785	28,250,865	625,080
		Canadian Dollar	Sell	7/21/21	13,952,722	13,824,012	(128,710)
		Euro	Sell	9/15/21	26,327,262	27,078,453	751,191
		Japanese Yen	Buy	8/18/21	10,109,279	10,289,566	(180,287)
		New Zealand Dollar	Sell	7/21/21	11,777,662	11,878,152	100,490
	Credit Suisse International
		Australian Dollar	Sell	7/21/21	5,767,154	5,762,877	(4,277)
		British Pound	Sell	9/15/21	15,894,277	16,242,948	348,671
		Canadian Dollar	Sell	7/21/21	17,546,984	17,307,385	(239,599)
		Euro	Sell	9/15/21	10,679,682	10,982,117	302,435
	Goldman Sachs International
		Australian Dollar	Buy	7/21/21	31,284,673	32,093,051	(808,378)
		British Pound	Buy	9/15/21	98,003,912	100,484,892	(2,480,980)
		Canadian Dollar	Buy	7/21/21	28,337,755	24,831,881	3,505,874
		Euro	Buy	9/15/21	67,737,900	68,349,560	(611,660)
		Hong Kong Dollar	Buy	8/18/21	2,537,359	2,536,779	580
		Japanese Yen	Sell	8/18/21	63,383,033	64,090,088	707,055
		New Zealand Dollar	Sell	7/21/21	60,253,119	60,910,250	657,131
		Norwegian Krone	Buy	9/15/21	56,614,325	58,272,113	(1,657,788)
		Swedish Krona	Buy	9/15/21	43,541,975	45,037,691	(1,495,716)
		Swiss Franc	Sell	9/15/21	4,610,269	4,551,554	(58,715)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/21/21	3,199,600	3,091,424	(108,176)
		British Pound	Sell	9/15/21	14,973,675	15,272,536	298,861
		Canadian Dollar	Buy	7/21/21	17,260,684	17,141,236	119,448
		Euro	Buy	9/15/21	13,985,480	14,725,171	(739,691)
		Hong Kong Dollar	Sell	8/18/21	4,406,047	4,404,984	(1,063)
		Japanese Yen	Buy	8/18/21	24,885,762	25,294,387	(408,625)
		New Zealand Dollar	Sell	7/21/21	11,461,584	11,399,415	(62,169)
		Norwegian Krone	Buy	9/15/21	713,321	684,337	28,984
		Swiss Franc	Buy	9/15/21	13,409,764	13,662,299	(252,535)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	21,116,082	21,765,570	(649,488)
		British Pound	Buy	9/15/21	42,531,806	43,493,339	(961,533)
		Canadian Dollar	Sell	7/21/21	32,694,027	32,144,658	(549,369)
		Euro	Buy	9/15/21	39,045,859	40,589,982	(1,544,123)
		Japanese Yen	Sell	8/18/21	19,846,925	20,108,253	261,328
		Norwegian Krone	Buy	9/15/21	3,901,082	3,965,126	(64,044)
		Swedish Krona	Sell	9/15/21	15,230,844	15,257,295	26,451
		Swiss Franc	Buy	9/15/21	6,689,018	6,474,641	214,377
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/21/21	7,391,480	7,539,990	148,510
		British Pound	Buy	9/15/21	92,611,877	94,034,404	(1,422,527)
		Canadian Dollar	Buy	7/21/21	1,656,643	1,021,923	634,720
		Euro	Buy	9/15/21	60,797,116	62,944,250	(2,147,134)
		Japanese Yen	Buy	8/18/21	13,746,433	14,159,539	(413,106)
		New Zealand Dollar	Sell	7/21/21	16,568,505	17,065,240	496,735
		Norwegian Krone	Buy	9/15/21	19,915,537	20,505,849	(590,312)
		Swedish Krona	Buy	9/15/21	5,444,760	5,589,164	(144,404)
		Swiss Franc	Sell	9/15/21	7,017,465	7,229,169	211,704
	NatWest Markets PLC
		Australian Dollar	Sell	7/21/21	3,615,037	3,447,508	(167,529)
		British Pound	Buy	9/15/21	31,968,550	32,691,653	(723,103)
		Canadian Dollar	Sell	7/21/21	27,232,573	27,070,913	(161,660)
		Euro	Sell	9/15/21	73,341,853	73,852,826	510,973
		Japanese Yen	Sell	8/18/21	10,414,611	10,539,716	125,105
		New Zealand Dollar	Sell	7/21/21	50,252,743	50,389,648	136,905
		Swedish Krona	Buy	9/15/21	9,613,379	9,956,290	(342,911)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	17,844,030	18,770,284	(926,254)
		British Pound	Sell	9/15/21	22,815,942	22,488,122	(327,820)
		Canadian Dollar	Sell	7/21/21	73,098,272	73,483,729	385,457
		Euro	Sell	9/15/21	38,225,138	38,752,909	527,771
		Hong Kong Dollar	Sell	8/18/21	67,711,926	67,688,681	(23,245)
		Japanese Yen	Sell	8/18/21	169,632,084	172,259,892	2,627,808
		New Zealand Dollar	Sell	7/21/21	17,947,583	17,850,047	(97,536)
		Norwegian Krone	Buy	9/15/21	17,773,494	17,894,870	(121,376)
		Swedish Krona	Buy	9/15/21	7,564,716	7,833,418	(268,702)
		Swiss Franc	Buy	9/15/21	3,166,745	2,940,105	226,640
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/21/21	21,456,817	22,052,934	(596,117)
		British Pound	Sell	9/15/21	8,684,284	8,891,663	207,379
		Canadian Dollar	Sell	7/21/21	12,734,278	13,069,325	335,047
		Euro	Sell	9/15/21	59,738,648	61,429,262	1,690,614
		Japanese Yen	Buy	8/18/21	18,652,709	19,034,518	(381,809)
		Norwegian Krone	Buy	9/15/21	14,668,578	15,257,153	(588,575)
		Swedish Krona	Sell	9/15/21	1,148,313	1,189,310	40,997
	UBS AG
		Australian Dollar	Sell	7/21/21	9,755,778	9,660,417	(95,361)
		British Pound	Buy	9/15/21	23,392,181	23,928,776	(536,595)
		Canadian Dollar	Sell	7/21/21	4,530,116	5,605,474	1,075,358
		Euro	Buy	9/15/21	54,430,751	55,963,368	(1,532,617)
		Hong Kong Dollar	Buy	8/18/21	4,524,781	4,523,682	1,099
		Japanese Yen	Buy	8/18/21	98,219,430	100,115,148	(1,895,718)
		New Zealand Dollar	Sell	7/21/21	5,062,047	5,051,182	(10,865)
		Norwegian Krone	Buy	9/15/21	7,564,908	7,855,281	(290,373)
		Swedish Krona	Buy	9/15/21	52,078,184	53,952,633	(1,874,449)
		Swiss Franc	Sell	9/15/21	108,288	111,620	3,332
	WestPac Banking Corp.
		British Pound	Buy	9/15/21	18,009,141	18,429,377	(420,236)
		Canadian Dollar	Buy	7/21/21	12,136,592	11,964,309	172,283
		Euro	Sell	9/15/21	11,732,924	12,065,374	332,450
		Japanese Yen	Sell	8/18/21	3,512,066	3,575,206	63,140
		New Zealand Dollar	Sell	7/21/21	27,973,332	27,975,223	1,891

	Unrealized appreciation						18,936,521

	Unrealized (depreciation)						(32,741,468)

	Total						$(13,804,947)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	14,554	$3,206,541,821	$3,206,541,821	Sep-21	$5,532,583
U.S. Treasury Note Ultra 10 yr (Short)	2,312	340,333,625	340,333,625	Sep-21	(5,013,577)

Unrealized appreciation					5,532,583

Unrealized (depreciation)					(5,013,577)

Total					$519,006

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/21 (premiums $100,735,094) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775		$68,520,300	$118,540
1.897/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.897		92,025,800	150,922
1.88/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.88		109,096,800	159,281
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		306,920,900	1,795,487
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	2,858,744
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	3,759,613
Goldman Sachs International
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		249,340,300	578,470
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	1,738,340
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	3,210,845
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		$249,340,300	3,887,215
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		17,076,600	275,616
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	351,899
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	1,254,802
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$27,236,800	1,471,060
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		196,939,100	1,575,513
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		17,076,600	1,780,919
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	9,027,481
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$196,939,100	26,767,962
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	518,749
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	532,255
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	1,279,237
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	1,866,300
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	2,053,621
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	2,516,595
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	2,578,634
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		44,214,400	8,616,060
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		44,214,400	10,622,067
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		44,214,400	10,732,161
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		2,531,000	124,728
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		5,061,900	1,106,835
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	3,323,621
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	3,484,824

Total				$110,118,396

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $2,033,748) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.21	$184,330,766	EUR	155,455,000	$364,975
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.28	200,000,000		$200,000,000	784,000
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.41	100,000,000		100,000,000	446,500
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	91,929,691	GBP	66,456,800	164,738

Total					$1,760,213

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	$(3,299,197)	$7,656,997
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	5,460,474
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(4,900,197)	3,712,979
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	(3,901,520)	3,048,199
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		186,994,200	(9,031,820)	1,905,471
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		39,899,700	(945,623)	1,746,410
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	1,714,077
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$27,749,600	(2,025,721)	1,646,106
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	1,247,091
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		65,447,700	(3,219,092)	1,073,997
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		295,887,000	(1,912,170)	440,872
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		375,840,500	(451,009)	263,088
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		295,887,000	(1,912,170)	(50,301)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		18,018,000	(537,596)	(101,261)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		75,168,000	(977,184)	(525,424)
(1.5275)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.5275		235,000,000	(3,178,375)	(918,850)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		39,899,700	(945,623)	(935,249)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	(1,006,452)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$27,749,600	(2,025,721)	(1,141,064)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	(1,360,004)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	(1,379,280)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	(3,901,520)	(2,089,711)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		357,636,500	(3,299,197)	(3,236,610)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	(4,480,745)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		18,018,000	(7,231,766)	(4,680,896)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		37,584,000	1,052,352	424,323
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		295,887,000	1,246,424	331,393
1.67/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		25,560,700	360,406	279,123
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		751,680,600	244,296	(112,752)
(1.67)/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		25,560,700	360,406	(247,939)
(1.5275)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.5275		235,000,000	3,172,500	(423,000)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		93,496,900	1,458,552	(428,216)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		373,987,700	5,132,981	(703,097)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		295,887,000	1,246,424	(988,263)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	1,278,446
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(849,976)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$11,217,000	(1,444,189)	717,439
1.355/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.355		393,878,600	(1,878,498)	547,491
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	497,657
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	153,227
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		144,269,800	(1,987,316)	145,713
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	52,485
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026		337,138,900	(286,568)	674
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	(41,597)
0.98/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98		294,125,200	(1,014,732)	(70,590)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	(105,222)
(0.98)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98		294,125,200	(1,014,732)	(120,591)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	(132,730)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	(183,027)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		144,269,800	(1,987,316)	(239,488)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	(318,660)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(950,192)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	1,689,829
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	379,517
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		166,388,200	1,261,223	108,152
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		30,373,100	3,632,623	90,512
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321		38,469,600	277,481	(4,347)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		166,388,200	1,261,223	(61,564)
(1.005)/3 month USD-LIBOR-BBA/May-33 (Written)	May-23/1.005		181,790,200	1,757,305	(103,620)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		30,373,100	3,632,623	(189,528)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	(312,931)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	(397,275)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	487,403
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(1,457,755)	26,548
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		65,847,350	(623,574)	24,364
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	233,622,900	(1,037,942)	(55,404)
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	233,622,900	(1,037,942)	(58,174)
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		$65,847,350	(623,574)	(127,744)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(2,376,602)	(220,173)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(598,776)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	521,472
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	233,622,900	2,605,303	80,335
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	233,622,900	2,605,303	72,025
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	(293,176)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	5,472,802
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	4,752,046
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	897,135
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$11,217,000	(1,734,148)	792,930
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	678,020
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$18,696,100	(1,080,635)	552,096
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	422,969
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$22,444,300	(2,592,317)	287,960
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(348,483)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$22,444,300	(2,592,317)	(368,311)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(518,982)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(603,703)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$11,217,000	(1,203,584)	(816,822)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(900,217)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(2,651,785)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(5,675,823)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	1,298,401
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	1,074,132
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	1,008,621
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	(1,166,092)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	(1,195,676)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	(1,462,993)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	6,481,982
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	633,424
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(1,114,633)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,836,313)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	3,058,587
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	(2,263,122)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		47,611,800	(1,636,656)	447,551
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	150,572
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	71,989
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	(18,473)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	(95,520)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		47,611,800	(1,636,656)	(557,058)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		23,697,700	645,762	325,606
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		8,225,800	1,081,693	207,455
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		8,225,800	1,081,693	(141,895)
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		23,697,700	645,762	(157,353)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	1,029,400
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		157,691,000	(1,063,626)	876,762
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	30,492,000	(1,594,776)	861,956
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	706,938
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$63,076,400	(999,761)	683,117
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		47,307,400	(1,002,917)	675,550
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	18,295,200	(1,439,188)	548,629
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	374,299
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$58,978,200	(1,617,772)	281,916
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	229,059
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	77,039
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$9,522,400	(859,397)	69,799
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		9,522,400	(859,397)	(249,487)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	(304,248)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	18,295,200	(1,439,188)	(348,398)
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	(353,062)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	(441,192)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	30,492,000	(1,594,776)	(487,743)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$63,076,400	(999,761)	(497,042)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	(572,481)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$157,691,000	(1,063,626)	(637,072)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		47,307,400	(1,002,917)	(746,038)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	(751,803)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		58,978,200	(4,312,781)	(831,593)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		125,328,500	3,722,994	3,576,875
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		37,845,900	1,005,755	642,245
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	381,950
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	(164,542)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	(931,009)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		125,328,500	1,001,891	(951,243)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		66,656,600	(1,364,794)	531,253
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		47,611,800	(977,232)	399,463
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		48,216,700	(3,264,271)	358,732
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		28,167,600	(1,404,859)	274,634
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		48,216,700	(3,264,271)	(77,147)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		28,167,600	(1,404,859)	(282,239)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		47,611,800	(977,232)	(286,623)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		66,656,600	(1,364,794)	(373,274)

Unrealized appreciation					79,017,783

Unrealized (depreciation)					(62,423,389)

Total					$16,594,394

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21 (proceeds receivable $458,246,856) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/51	$3,000,000	7/21/21	$3,151,030
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	146,000,000	7/14/21	151,007,333
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	113,000,000	8/12/21	113,950,692
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	189,000,000	7/14/21	190,966,621

Total			$459,075,676

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$83,940,300	$10,604,178		$(16,116,609)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$(4,757,966)
		77,357,200	3,963,783		(15,655)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	4,097,973
		22,405,400	4,755,770	(E)	(764)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,756,534)
		10,843,800	434,620	(E)	(241)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	434,378
		45,032,800	3,219,845		(638)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,282,125)
		23,564,200	540,798	(E)	(265)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	540,534
		1,970,500	230,095	(E)	(67)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(230,162)
		7,702,200	788,012	(E)	(263)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(788,275)
		36,072,000	2,091,094		(511)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,402,929)
		14,737,600	311,848	(E)	(503)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(312,350)
		13,211,500	665,595	(E)	(451)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	665,145
		536,553,400	1,829,647		(1,503,648)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	1,605,787
		558,015,100	2,332,503		(1,488,675)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	2,269,386
		2,460,200	68,443	(E)	(84)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,527)
		953,900	14,356	(E)	(33)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	14,324
		3,797,800	494,587	(E)	(130)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	494,458
		503,853,000	518,969		(1,900)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,554,225)
		1,089,717,400	1,351,250		(4,108)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,240,670)
		41,830,000	4,891,600	(E)	(1,426)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(4,893,027)
		3,533,000	384,390	(E)	(120)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	384,270
		6,437,300	1,450,646	(E)	(220)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,450,426
		8,859,800	2,329,773	(E)	(302)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,329,471
		10,073,100	508,893	(E)	(143)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(509,036)
		83,940,300	10,505,129		(11,193,629)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	149,299
		4,902,600	201,938	(E)	(60)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(201,998)
		2,774,900	244,885	(E)	(42)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(244,927)
		19,129,800	1,431,483	(E)	(271)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,431,212
		4,210,000	293,142	(E)	(82)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(293,225)
		3,367,800	240,326	(E)	(66)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(240,392)
		2,798,500	210,447	(E)	(55)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(210,502)
		870,300	64,002	(E)	(17)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(64,019)
		136,634,000	2,683,492		(1,105)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(2,549,438)
		63,061,700	3,960,275		(836)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(3,798,340)
		82,957,300	1,723,853		(785)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,645,522
		97,220,500	2,095,102		(787)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(2,014,526)
		29,521,800	4,579,717	(E)	2,322,533	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(2,257,184)
		124,284,600	2,601,277		(1,173)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,558,608
		266,026,000	71,827		(1,003)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	223,789
		131,379,000	2,380,587		(1,063)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,316,873
		102,347,000	2,035,682		(1,540,847)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	483,708
		64,963,000	3,674,957		(321,603)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,281,490
		100,216,000	14,438,119		(270,043)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,964,738
		39,009,500	1,628,647		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(1,607,809)
		31,987,900	1,511,748		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,495,962
		131,379,000	2,173,009		(1,063)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,121,914
		13,173,000	1,445,473		(449)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,438,978
		207,823,500	604,766		(1,307)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	575,230
		225,637,100	13,772,889		(4,310)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(13,615,680)
		134,328,800	2,593,889		(1,087)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(2,577,625)
		28,019,700	1,128,914		(397)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(1,123,233)
		3,456,000	209,848		(118)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(186,496)
		3,456,000	178,986		(118)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(155,020)
		126,427,300	1,807,910		(1,023)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,527,625
		14,899,000	419,258		(508)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(312,137)
		24,495,100	572,450		(347)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	521,486
		23,705,300	609,463	(E)	(336)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	609,128
		65,847,500	309,483		196,669	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	683,925
		28,800,000	863,712		(382)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	740,322
		214,844,400	1,246,098	(E)	(1,197)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,244,901
		79,235,000	1,266,175		(1,051)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(901,033)
		131,694,700	1,851,627		(300,671)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,315,200
		26,602,200	374,559		(215)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	319,721
		21,755,800	388,776		(288)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	293,847
		38,258,000	102,149		(507)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	84,718
		46,215,000	175,155		(613)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,332)
		47,906,000	81,440		(635)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(315,396)
		9,221,000	95,253		(122)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(140,694)
		99,000,000	1,145,430		(1,313)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	1,624,323
		65,846,900	707,854		(873)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,000,919)
		15,707,600	605,214	(E)	(237)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(605,450)
		63,000,000	434,070		681,165	6/16/28	3 month USD-LIBOR-BBA — Quarterly	1.300% — Semiannually	1,146,262
		44,272,800	60,654		(418)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(142,963)
		131,694,700	774,365		(1,243)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,014,382)
		69,327,900	2,070,131		(919)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	2,295,751
		25,998,100	2,318,511		(887)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,425,919)
		65,846,900	1,766,672		(873)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,961,307)
		500,000	38,145		(17)	4/15/51	2.074% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,155)
		1,150,000	58,581		(34)	4/15/41	2.011% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,045)
		73,247,300	1,191,734		(971)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	1,351,586
		65,847,350	952,811		(873)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	1,065,703
		2,144,000	26,007		(28)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,234)
		65,846,900	1,392,662		(873)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	1,500,877
		44,146,200	797,722		(585)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(859,573)
		146,494,600	602,093		(1,383)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(524,039)
		22,692,300	367,842	(E)	(321)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(368,164)
		34,772,000	62,242	(E)	(66,222)	9/15/23	0.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,980)
		4,033,990,000	7,220,842	(E)	7,645,450	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	424,608
		1,458,633,000	5,032,284	(E)	(5,714,828)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(682,544)
		4,643,000	16,018	(E)	18,285	9/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	2,266
		2,117,000	36,793	(E)	(32,367)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	4,427
		575,890,000	10,008,968	(E)	8,786,889	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,222,080)
		221,246,000	12,212,779	(E)	(11,535,620)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	677,159
		15,074,500	235,916	(E)	(213)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(236,129)
		20,245,600	354,500	(E)	(287)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(354,787)
		65,847,350	838,237		(873)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	876,872
		62,085,000	108,028		(234)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(104,876)
		42,838,500	166,642		(568)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	193,302
		33,823,000	120,410		(448)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(145,967)
		43,991,000	994,637	(E)	871,134	9/15/31	1.45% — Annually	Secured Overnight Financing Rate — Annually	(123,502)
		38,740,000	67,795		(514)	6/15/31	1.4425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(91,098)
		65,846,900	152,765		(873)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	171,091
		20,689,000	186,201		(274)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(194,438)
		75,895,200	315,724		(1,006)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	320,300
		64,320,000	137,002		(853)	6/23/31	1.448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(156,580)
		73,643,300	70,698		(695)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	65,173
		10,882,700	34,172		(144)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	34,027
		133,826,500	33,457		(1,263)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,720)
		45,303,200	109,634	(E)	(601)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	109,033
		53,435,100	129,313	(E)	(709)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	128,604
		3,370,000	5,635		(45)	7/2/31	3 month USD-LIBOR-BBA — Quarterly	1.4365% — Semiannually	5,590
		67,888,000	113,509		(900)	7/2/31	1.4365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(114,409)
	AUD	1,119,500	45,135	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	45,124
	AUD	3,719,600	207,651	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	207,614
	AUD	1,399,700	85,037	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	85,025
	AUD	2,018,200	127,971	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	127,947
	AUD	7,680,600	614,253	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	614,161
	AUD	483,400	50,206	(E)	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	50,195
	AUD	24,600,000	528,373		(271)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	607,735
	AUD	71,525,000	417,857	(E)	369,945	9/15/31	6 month AUD-BBR-BBSW — Semiannually	1.55% — Semiannually	(47,911)
	CAD	11,246,900	6,714	(E)	(87)	8/16/26	3 month CAD-BA-CDOR — Semiannually	1.474% — Semiannually	(6,801)
	CAD	51,122,200	600,055		(275,236)	6/15/31	3 month CAD-BA-CDOR — Semiannually	1.99% — Semiannually	344,689
	CAD	20,448,900	138,570		(223)	6/15/31	1.924% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(149,624)
	CAD	15,336,500	69,284		(168)	6/15/31	1.894% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(77,411)
	CAD	10,224,500	23,095		(112)	6/15/31	1.864% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(28,404)
	CAD	79,071,000	241,755	(E)	277,937	9/15/31	3 month CAD-BA-CDOR — Semiannually	1.84% — Semiannually	36,182
	CAD	5,112,100	5,732		(56)	6/15/31	1.819% — Semiannually	3 month CAD-BA-CDOR — Semiannually	3,160
	CHF	3,776,000	36,525	(E)	36,654	9/15/31	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	129
	EUR	7,235,600	2,179,222	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,179,499)
	EUR	9,840,300	2,805,603		(381)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	2,886,579
	EUR	10,864,000	2,793,588		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,865,592)
	EUR	11,002,000	2,629,215		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,699,342)
	EUR	13,678,600	2,830,285		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,902,042)
	EUR	13,443,000	3,420,732	(E)	(509)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	3,420,223
	EUR	14,233,000	2,643,241		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,742,439)
	EUR	10,466,600	1,779,084	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,779,485)
	EUR	9,550,400	1,311,477		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,371,832)
	EUR	8,829,000	912,582		(336)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(963,053)
	EUR	22,091,800	483,304	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	482,464
	EUR	12,792,500	1,492,146	(E)	(483)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(1,492,628)
	EUR	20,383,200	1,684,606		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,616,079
	EUR	70,039,500	2,529,683		(2,643)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	2,871,682
	EUR	8,796,100	1,230,216	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,229,887
	EUR	4,363,500	1,145,269	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	1,145,101
	EUR	23,312,400	1,580,332	(E)	(494)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(1,580,826)
	EUR	10,527,400	667,708	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	667,479
	EUR	15,952,000	1,001,175	(E)	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,000,806
	EUR	5,045,400	316,957	(E)	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	316,840
	EUR	17,295,900	221,698		(705)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	245,244
	EUR	2,200,000	1,956		(1,096)	6/16/23	—	0.501% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	838
	EUR	3,430,000	8,419		(5,313)	6/16/26	—	0.301% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	2,729
	EUR	1,130,000	188		94	6/16/31	0.101% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(444)
	EUR	1,030,000	8,110		9,283	6/16/51	0.501% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	650
	EUR	16,158,000	137,947		(277)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(144,519)
	EUR	15,809,000	76,107	(E)	(271)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	75,836
	EUR	23,015,000	219,958	(E)	(115,787)	9/15/31	0.05% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	104,171
	GBP	9,933,800	64,585		(197)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	75,990
	GBP	27,423,000	897,903	(E)	620,468	9/15/31	0.975% — Annually	Sterling Overnight Index Average — Annually	(277,435)
	JPY	732,682,200	413,117	(E)	(213)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(413,330)
	JPY	1,690,202,100	107,563		(133,284)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(28,357)
	JPY	929,267,100	387,365	(E)	(280)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	387,086
	NOK	262,468,000	8,840	(E)	77,407	9/15/31	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	68,567
	NZD	37,208,000	204,686	(E)	41,531	9/15/31	3 month NZD-BBR-FRA — Quarterly	1.83% — Semiannually	(163,155)
	SEK	216,157,000	35,361	(E)	1,404	9/15/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	36,760

	Total				$(28,745,881)				$(8,996,947)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$470,911	$471,334	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$6,830
Barclays Bank PLC
3,826,805	3,815,812	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(3,713)
1,160,842	1,157,507	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,126)
586,161	584,477	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(569)
585,435	583,753	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(568)
39,695,136	39,554,027	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(50,970)
6,702,855	6,675,042	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(12,412)
1,698,859	1,694,586	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(220)
29,685,048	29,564,912	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	38,848
276,975	276,975	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,461
1,081,047	1,080,042	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,540)
2,579,285	2,576,886	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(29,919)
73,572	72,186	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(325)
618,033	606,392	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,728
377,838	374,455	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,364
288,498	285,915	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,042
227,467	225,430	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	821
90,841	90,028	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	328
255,893	246,169	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(6,605)
4,380	4,214	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(113)
618,467	596,452	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(14,603)
88,740	85,581	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,095)
45,157	43,550	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,066)
Citibank, N.A.
626,099	623,873	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(804)
209,897	209,151	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(270)
Credit Suisse International
2,211,387	2,203,526	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,840)
460,706	459,068	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(592)
1,106,231	1,096,325	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,994
214,427	215,374	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	3,340
182,991	183,822	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	2,929
1,910,817	1,914,498	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	25,372
337,081	337,731	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,476
2,577,341	2,405,684	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(138,143)
1,624,552	1,516,353	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(87,074)
1,202,950	1,201,831	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	13,954
196,677	196,494	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,281
150,748	150,608	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,749
145,309	135,631	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,788)
1,297,889	1,296,681	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,055)
632,379	620,468	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,792
775,653	761,043	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,424
670,928	664,920	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,422
Deutsche Bank AG
329,897	328,949	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(320)
2,622,060	2,611,448	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,431
Goldman Sachs International
714,891	711,925	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,324
389,171	388,192	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(50)
568,113	565,814	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(743)
81,961	81,630	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	107
89,958	89,594	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	118
239,984	239,013	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	314
327,757	326,431	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	429
495,373	493,368	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	648
677,365	674,624	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	886
981,743	977,770	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,285
1,178,135	1,173,367	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,542
1,318,612	1,313,276	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,726
1,806,359	1,799,048	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2,364
798,311	801,839	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(12,437)
2,247,898	2,252,229	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(29,847)
1,536,387	1,534,958	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17,822
1,619,640	1,511,768	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(86,811)
1,102,196	1,028,787	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(59,077)
982,584	982,584	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,278
754,090	754,090	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,422
692,224	692,224	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,649
692,224	692,224	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,649
456,709	456,284	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,298
176,015	175,851	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,042
77,793	77,721	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	902
7,562	7,554	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	88
512,622	513,083	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	7,435
68,268	68,329	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	990
1,503,307	1,474,992	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	6,636
14,860	14,727	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	54
537,645	517,216	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(13,878)
375,334	361,072	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9,688)
244,027	234,755	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(6,299)
188,357	181,200	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,862)
59,963	57,685	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,548)
273,016	263,297	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,446)
210,369	202,881	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,967)
140,648	135,642	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,321)
806	777	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(19)
JPMorgan Chase Bank N.A.
1,023,465	1,022,513	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,872
129,915	129,794	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,507
1,503,307	1,474,992	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	6,636
JPMorgan Securities LLC
1,809,005	1,792,805	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(6,531)
539,022	537,561	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,097
3,398,097	3,398,097	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(42,460)
200,089	200,268	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,902)
Morgan Stanley & Co. International PLC
13,597,326	13,548,480	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(40,987)

Upfront premium received		—	Unrealized appreciation			241,706

Upfront premium (paid)		—	Unrealized (depreciation)			(722,603)

	Total	$—			Total	$(480,897)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	90,763,000	$9,605,284	$(1,675)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$9,603,609
EUR	90,763,000	9,518,110	(1,675)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	9,516,435
EUR	45,335,000	8,369,806	(1,619)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	8,368,187
EUR	25,667,000	1,474,863	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,474,863
EUR	25,667,000	185,347	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(185,347)
EUR	76,025,000	1,126,833	(886)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,127,719)
EUR	76,025,000	1,144,862	(890)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,145,752)
EUR	76,025,000	1,151,173	(895)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,152,068)
EUR	76,025,000	1,157,483	(894)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,158,377)
EUR	45,335,000	12,019,299	(2,139)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(12,021,438)
EUR	90,763,000	17,386,371	(3,220)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(17,389,591)
EUR	90,763,000	17,506,908	(3,220)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(17,510,128)
GBP	51,907,000	3,137,789	(1,109)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,136,680
GBP	73,607,000	1,172,973	(961)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,172,012
GBP	40,490,000	798,140	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	797,203
GBP	58,136,000	493,776	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	492,407
GBP	31,146,000	406,285	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	405,556
GBP	14,535,000	247,307	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	246,968
	$140,727,000	1,891,371	(2,364)	5/12/31	2.67% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,889,007
	138,898,000	1,677,888	(2,333)	4/1/31	2.686% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,675,554
	406,254,000	227,502	(5,034)	4/15/26	2.79% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(232,536)

Total			$(32,287)				$(13,144,475)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$39,713	$581,000	$153,675	5/11/63	300 bp — Monthly	$(113,671)
	CMBX NA BBB-.6 Index	BB-/P	79,608	1,321,000	349,406	5/11/63	300 bp — Monthly	(269,138)
	CMBX NA BBB-.6 Index	BB-/P	163,473	2,648,000	700,396	5/11/63	300 bp — Monthly	(535,599)
	CMBX NA BBB-.6 Index	BB-/P	155,838	2,734,000	723,143	5/11/63	300 bp — Monthly	(565,938)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	772	5,000	424	5/11/63	200 bp — Monthly	350
	CMBX NA A.6 Index	A-/P	2,723	18,000	1,525	5/11/63	200 bp — Monthly	1,204
	CMBX NA A.6 Index	A-/P	6,851	54,000	4,574	5/11/63	200 bp — Monthly	2,295
	CMBX NA A.6 Index	A-/P	9,158	66,000	5,590	5/11/63	200 bp — Monthly	3,589
	CMBX NA A.6 Index	A-/P	13,400	80,000	6,776	5/11/63	200 bp — Monthly	6,651
	CMBX NA A.6 Index	A-/P	13,131	110,000	9,317	5/11/63	200 bp — Monthly	3,851
	CMBX NA A.6 Index	A-/P	14,218	121,000	10,249	5/11/63	200 bp — Monthly	4,009
	CMBX NA A.6 Index	A-/P	25,470	144,000	12,197	5/11/63	200 bp — Monthly	13,321
	CMBX NA A.6 Index	A-/P	30,091	181,000	15,331	5/11/63	200 bp — Monthly	14,821
	CMBX NA A.6 Index	A-/P	40,040	286,000	24,224	5/11/63	200 bp — Monthly	15,911
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	138,372	11/18/54	500 bp — Monthly	740,366
	CMBX NA BB.13 Index	BB-/P	12,597	126,000	10,584	12/16/72	500 bp — Monthly	2,118
	CMBX NA BB.13 Index	BB-/P	20,857	221,000	18,564	12/16/72	500 bp — Monthly	2,477
	CMBX NA BB.13 Index	BB-/P	50,236	551,000	46,284	12/16/72	500 bp — Monthly	4,412
	CMBX NA BB.13 Index	BB-/P	121,918	1,338,000	112,392	12/16/72	500 bp — Monthly	10,641
	CMBX NA BB.6 Index	B-/P	2,294,788	15,520,579	6,920,626	5/11/63	500 bp — Monthly	(4,612,905)
	CMBX NA BB.7 Index	B/P	596,583	11,690,000	4,054,092	1/17/47	500 bp — Monthly	(3,447,767)
	CMBX NA BBB-.12 Index	BBB-/P	69,907	441,000	16,008	8/17/61	300 bp — Monthly	54,119
	CMBX NA BBB-.13 Index	BBB-/P	18,065	206,000	7,395	12/16/72	300 bp — Monthly	10,773
	CMBX NA BBB-.13 Index	BBB-/P	51,480	547,000	19,637	12/16/72	300 bp — Monthly	32,116
	CMBX NA BBB-.14 Index	BBB-/P	280	9,000	154	12/16/72	300 bp — Monthly	131
	CMBX NA BBB-.14 Index	BBB-/P	3,431	105,000	1,796	12/16/72	300 bp — Monthly	1,688
	CMBX NA BBB-.14 Index	BBB-/P	23,633	770,000	13,167	12/16/72	300 bp — Monthly	10,851
	CMBX NA BBB-.6 Index	BB-/P	27,685	113,000	29,889	5/11/63	300 bp — Monthly	(2,147)
	CMBX NA BBB-.10 Index	BBB-/P	94,147	863,000	76,289	11/17/59	300 bp — Monthly	18,290
	CMBX NA BBB-.11 Index	BBB-/P	197,118	3,147,000	108,886	11/18/54	300 bp — Monthly	89,805
	CMBX NA BBB-.12 Index	BBB-/P	28,903	693,000	25,156	8/17/61	300 bp — Monthly	4,093
	CMBX NA BBB-.12 Index	BBB-/P	122,459	2,078,000	75,431	8/17/61	300 bp — Monthly	48,067
	CMBX NA BBB-.13 Index	BBB-/P	123,070	2,422,000	86,950	12/16/72	300 bp — Monthly	37,330
	CMBX NA BBB-.13 Index	BBB-/P	212,841	4,545,000	163,166	12/16/72	300 bp — Monthly	51,948
	CMBX NA BBB-.14 Index	BBB-/P	3,214	76,000	1,300	12/16/72	300 bp — Monthly	1,953
	CMBX NA BBB-.14 Index	BBB-/P	5,700	114,000	1,949	12/16/72	300 bp — Monthly	3,808
	CMBX NA BBB-.14 Index	BBB-/P	53,704	1,178,000	20,144	12/16/72	300 bp — Monthly	34,150
	CMBX NA BBB-.6 Index	BB-/P	1,999	25,000	6,613	5/11/63	300 bp — Monthly	(4,601)
	CMBX NA BBB-.6 Index	BB-/P	139,685	2,123,000	561,534	5/11/63	300 bp — Monthly	(420,787)
	CMBX NA BBB-.6 Index	BB-/P	191,694	2,907,000	768,902	5/11/63	300 bp — Monthly	(575,754)
	CMBX NA BBB-.6 Index	BB-/P	270,815	3,978,000	1,052,181	5/11/63	300 bp — Monthly	(779,377)
	CMBX NA BBB-.6 Index	BB-/P	1,454,426	22,840,000	6,041,180	5/11/63	300 bp — Monthly	(4,575,334)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	369,046	2,759,000	956,821	1/17/47	500 bp — Monthly	(585,476)
	CMBX NA BBB-.6 Index	BB-/P	281,868	2,551,000	674,740	5/11/63	300 bp — Monthly	(391,596)
	CMBX NA BBB-.6 Index	BB-/P	511,694	4,631,000	1,224,900	5/11/63	300 bp — Monthly	(710,890)
	CMBX NA BBB-.6 Index	BB-/P	17,624,630	187,571,000	49,612,530	5/11/63	300 bp — Monthly	(31,894,114)
	CMBX NA BBB-.7 Index	BB/P	1,788,740	24,200,000	4,302,760	1/17/47	300 bp — Monthly	(2,501,920)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB-/P	54,693	513,000	135,689	5/11/63	300 bp — Monthly	(80,739)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB-/P	350,890	2,265,000	599,093	5/11/63	300 bp — Monthly	(247,070)
	CMBX NA A.6 Index	A-/P	1,069	9,000	762	5/11/63	200 bp — Monthly	309
	CMBX NA BB.13 Index	BB-/P	9,328	97,000	8,148	12/16/72	500 bp — Monthly	1,261
	CMBX NA BB.6 Index	B-/P	56,166	127,099	56,673	5/11/63	500 bp — Monthly	(401)
	CMBX NA BB.6 Index	B-/P	125,982	860,583	383,734	5/11/63	500 bp — Monthly	(257,035)
	CMBX NA BB.9 Index	B+/P	1,088,578	2,692,000	595,470	9/17/58	500 bp — Monthly	495,351
	CMBX NA BBB-.13 Index	BBB-/P	420	4,000	144	12/16/72	300 bp — Monthly	279
	CMBX NA BBB-.13 Index	BBB-/P	1,966	33,000	1,185	12/16/72	300 bp — Monthly	797
	CMBX NA BBB-.13 Index	BBB-/P	1,954	33,000	1,185	12/16/72	300 bp — Monthly	786
	CMBX NA BBB-.13 Index	BBB-/P	12,154	71,000	2,549	12/16/72	300 bp — Monthly	9,640
	CMBX NA BBB-.13 Index	BBB-/P	6,358	87,000	3,123	12/16/72	300 bp — Monthly	3,278
	CMBX NA BBB-.13 Index	BBB-/P	20,059	128,000	4,595	12/16/72	300 bp — Monthly	15,528
	CMBX NA BBB-.13 Index	BBB-/P	21,054	133,000	4,775	12/16/72	300 bp — Monthly	16,345
	CMBX NA BBB-.13 Index	BBB-/P	8,576	145,000	5,206	12/16/72	300 bp — Monthly	3,443
	CMBX NA BBB-.13 Index	BBB-/P	25,392	150,000	5,385	12/16/72	300 bp — Monthly	20,082
	CMBX NA BBB-.13 Index	BBB-/P	95,030	1,512,000	54,281	12/16/72	300 bp — Monthly	41,505
	CMBX NA BBB-.13 Index	BBB-/P	132,988	2,069,000	74,277	12/16/72	300 bp — Monthly	59,745
	CMBX NA BBB-.13 Index	BBB-/P	101,769	2,212,000	79,411	12/16/72	300 bp — Monthly	23,464
	CMBX NA BBB-.14 Index	BBB-/P	1,911	43,000	735	12/16/72	300 bp — Monthly	1,197
	CMBX NA BBB-.14 Index	BBB-/P	3,996	87,000	1,488	12/16/72	300 bp — Monthly	2,552
	CMBX NA BBB-.14 Index	BBB-/P	10,612	236,000	4,036	12/16/72	300 bp — Monthly	6,695
	CMBX NA BBB-.14 Index	BBB-/P	19,616	681,000	11,645	12/16/72	300 bp — Monthly	8,311
	CMBX NA BBB-.14 Index	BBB-/P	53,778	1,867,000	31,926	12/16/72	300 bp — Monthly	22,786
	CMBX NA BBB-.6 Index	BB-/P	1,473	11,000	2,910	5/11/63	300 bp — Monthly	(1,431)
	CMBX NA BBB-.6 Index	BB-/P	1,061	14,000	3,703	5/11/63	300 bp — Monthly	(2,635)
	CMBX NA BBB-.6 Index	BB-/P	1,683	21,000	5,555	5/11/63	300 bp — Monthly	(3,861)
	CMBX NA BBB-.6 Index	BB-/P	4,131	29,000	7,671	5/11/63	300 bp — Monthly	(3,525)
	CMBX NA BBB-.6 Index	BB-/P	5,221	59,000	15,606	5/11/63	300 bp — Monthly	(10,355)
	CMBX NA BBB-.6 Index	BB-/P	9,848	74,000	19,573	5/11/63	300 bp — Monthly	(9,688)
	CMBX NA BBB-.6 Index	BB-/P	10,927	130,000	34,385	5/11/63	300 bp — Monthly	(23,393)
	CMBX NA BBB-.6 Index	BB-/P	8,299	162,000	42,849	5/11/63	300 bp — Monthly	(34,469)
	CMBX NA BBB-.6 Index	BB-/P	8,498	164,000	43,378	5/11/63	300 bp — Monthly	(34,798)
	CMBX NA BBB-.6 Index	BB-/P	13,121	178,000	47,081	5/11/63	300 bp — Monthly	(33,871)
	CMBX NA BBB-.6 Index	BB-/P	13,043	178,000	47,081	5/11/63	300 bp — Monthly	(33,949)
	CMBX NA BBB-.6 Index	BB-/P	24,289	209,000	55,281	5/11/63	300 bp — Monthly	(30,887)
	CMBX NA BBB-.6 Index	BB-/P	29,106	269,000	71,151	5/11/63	300 bp — Monthly	(41,910)
	CMBX NA BBB-.6 Index	BB-/P	14,866	285,000	75,383	5/11/63	300 bp — Monthly	(60,374)
	CMBX NA BBB-.6 Index	BB-/P	43,555	289,000	76,441	5/11/63	300 bp — Monthly	(32,741)
	CMBX NA BBB-.6 Index	BB-/P	32,064	505,000	133,573	5/11/63	300 bp — Monthly	(101,256)
	CMBX NA BBB-.6 Index	BB-/P	40,545	534,000	141,243	5/11/63	300 bp — Monthly	(100,431)
	CMBX NA BBB-.6 Index	BB-/P	64,149	639,000	169,016	5/11/63	300 bp — Monthly	(104,547)
	CMBX NA BBB-.6 Index	BB-/P	112,874	813,000	215,039	5/11/63	300 bp — Monthly	(101,758)
	CMBX NA BBB-.6 Index	BB-/P	96,615	925,000	244,663	5/11/63	300 bp — Monthly	(147,585)
	CMBX NA BBB-.6 Index	BB-/P	107,255	1,069,000	282,751	5/11/63	300 bp — Monthly	(174,961)
	CMBX NA BBB-.6 Index	BB-/P	92,236	1,093,000	289,099	5/11/63	300 bp — Monthly	(196,316)
	CMBX NA BBB-.6 Index	BB-/P	101,718	1,174,000	310,523	5/11/63	300 bp — Monthly	(208,218)
	CMBX NA BBB-.6 Index	BB-/P	105,653	1,252,000	331,154	5/11/63	300 bp — Monthly	(224,875)
	CMBX NA BBB-.6 Index	BB-/P	157,809	1,410,000	372,945	5/11/63	300 bp — Monthly	(214,431)
	CMBX NA BBB-.6 Index	BB-/P	110,705	1,625,000	429,813	5/11/63	300 bp — Monthly	(318,295)
	CMBX NA BBB-.6 Index	BB-/P	184,883	1,672,000	442,244	5/11/63	300 bp — Monthly	(256,525)
	CMBX NA BBB-.6 Index	BB-/P	153,735	1,855,000	490,648	5/11/63	300 bp — Monthly	(335,985)
	CMBX NA BBB-.6 Index	BB-/P	211,483	1,898,000	502,021	5/11/63	300 bp — Monthly	(289,589)
	CMBX NA BBB-.6 Index	BB-/P	222,998	2,053,000	543,019	5/11/63	300 bp — Monthly	(318,994)
	CMBX NA BBB-.6 Index	BB-/P	251,962	2,258,000	597,241	5/11/63	300 bp — Monthly	(344,150)
	CMBX NA BBB-.6 Index	BB-/P	251,962	2,258,000	597,241	5/11/63	300 bp — Monthly	(344,150)
	CMBX NA BBB-.6 Index	BB-/P	267,527	2,431,000	643,000	5/11/63	300 bp — Monthly	(374,258)
	CMBX NA BBB-.6 Index	BB-/P	292,059	2,489,000	658,341	5/11/63	300 bp — Monthly	(365,037)
	CMBX NA BBB-.6 Index	BB-/P	416,852	3,062,000	809,899	5/11/63	300 bp — Monthly	(391,516)
	CMBX NA BBB-.6 Index	BB-/P	327,157	3,109,000	822,331	5/11/63	300 bp — Monthly	(493,619)
	CMBX NA BBB-.6 Index	BB-/P	154,661	3,118,000	824,711	5/11/63	300 bp — Monthly	(668,491)
	CMBX NA BBB-.6 Index	BB-/P	484,654	3,296,000	871,792	5/11/63	300 bp — Monthly	(385,490)
	CMBX NA BBB-.6 Index	BB-/P	376,979	3,482,000	920,989	5/11/63	300 bp — Monthly	(542,269)
	CMBX NA BBB-.6 Index	BB-/P	179,679	3,660,000	968,070	5/11/63	300 bp — Monthly	(786,561)
	CMBX NA BBB-.6 Index	BB-/P	423,142	3,785,000	1,001,133	5/11/63	300 bp — Monthly	(576,098)
	CMBX NA BBB-.6 Index	BB-/P	597,823	3,894,000	1,029,963	5/11/63	300 bp — Monthly	(430,193)
	CMBX NA BBB-.6 Index	BB-/P	202,429	4,008,000	1,060,116	5/11/63	300 bp — Monthly	(855,683)
	CMBX NA BBB-.6 Index	BB-/P	718,374	4,321,000	1,142,905	5/11/63	300 bp — Monthly	(422,370)
	CMBX NA BBB-.6 Index	BB-/P	529,485	4,803,000	1,270,394	5/11/63	300 bp — Monthly	(738,507)
	CMBX NA BBB-.6 Index	BB-/P	930,682	6,242,000	1,651,009	5/11/63	300 bp — Monthly	(717,206)
	CMBX NA BBB-.7 Index	BB/P	77,611	1,050,000	186,690	1/17/47	300 bp — Monthly	(108,554)
	CMBX NA BBB-.7 Index	BB/P	398,239	3,442,000	611,988	1/17/47	300 bp — Monthly	(212,027)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A-/P	3,763	28,000	2,372	5/11/63	200 bp — Monthly	1,400
	CMBX NA BB.10 Index	B+/P	47,420	591,000	144,086	5/11/63	500 bp — Monthly	(96,173)
	CMBX NA BBB-.13 Index	BBB-/P	1,892	32,000	1,149	12/16/72	300 bp — Monthly	759
	CMBX NA BBB-.13 Index	BBB-/P	14,295	71,000	2,549	12/16/72	300 bp — Monthly	11,781
	CMBX NA BBB-.13 Index	BBB-/P	17,309	110,000	3,949	12/16/72	300 bp — Monthly	13,415
	CMBX NA BBB-.13 Index	BBB-/P	11,368	192,000	6,893	12/16/72	300 bp — Monthly	4,571
	CMBX NA BBB-.13 Index	BBB-/P	37,883	208,000	7,467	12/16/72	300 bp — Monthly	30,519
	CMBX NA BBB-.13 Index	BBB-/P	23,048	244,000	8,760	12/16/72	300 bp — Monthly	14,410
	CMBX NA BBB-.13 Index	BBB-/P	54,344	561,000	20,140	12/16/72	300 bp — Monthly	34,484
	CMBX NA BBB-.12 Index	BBB-/P	51,073	1,198,000	43,487	8/17/61	300 bp — Monthly	8,184
	CMBX NA BBB-.6 Index	BB-/P	53,705,200	167,985,000	44,432,033	5/11/63	300 bp — Monthly	9,357,160
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	1,226	5,821	2,596	5/11/63	500 bp — Monthly	(1,365)
	CMBX NA BB.6 Index	B-/P	187,407	1,626,086	725,072	5/11/63	500 bp — Monthly	(536,309)
	CMBX NA BBB-.6 Index	BB-/P	12,430,981	46,135,000	12,202,708	5/11/63	300 bp — Monthly	251,341
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A-/P	9,145	59,000	4,997	5/11/63	200 bp — Monthly	4,167
	CMBX NA A.6 Index	A-/P	28,210	364,000	30,831	5/11/63	200 bp — Monthly	(2,499)
	CMBX NA BB.13 Index	BB-/P	18,044	194,000	16,296	12/16/72	500 bp — Monthly	1,910
	CMBX NA BB.13 Index	BB-/P	22,142	243,000	20,412	12/16/72	500 bp — Monthly	1,933
	CMBX NA BB.13 Index	BB-/P	58,564	609,000	51,156	12/16/72	500 bp — Monthly	7,915
	CMBX NA BB.13 Index	BB-/P	70,789	771,000	64,764	12/16/72	500 bp — Monthly	6,667
	CMBX NA BB.13 Index	BB-/P	124,461	1,357,000	113,988	12/16/72	500 bp — Monthly	11,603
	CMBX NA BB.13 Index	BB-/P	153,168	1,623,000	136,332	12/16/72	500 bp — Monthly	18,189
	CMBX NA BB.13 Index	BB-/P	352,986	3,770,000	316,680	12/16/72	500 bp — Monthly	39,447
	CMBX NA BB.13 Index	BB-/P	421,913	4,385,000	368,340	12/16/72	500 bp — Monthly	57,227
	CMBX NA BB.13 Index	BB-/P	625,058	6,767,000	568,428	12/16/72	500 bp — Monthly	62,269
	CMBX NA BB.13 Index	BB-/P	732,616	7,643,000	642,012	12/16/72	500 bp — Monthly	96,974
	CMBX NA BB.6 Index	B-/P	5,423	29,107	12,979	5/11/63	500 bp — Monthly	(7,532)
	CMBX NA BB.6 Index	B-/P	114,240	263,899	117,673	5/11/63	500 bp — Monthly	(3,213)
	CMBX NA BB.6 Index	B-/P	74,408	293,976	131,084	5/11/63	500 bp — Monthly	(56,430)
	CMBX NA BB.6 Index	B-/P	63,456	506,454	225,828	5/11/63	500 bp — Monthly	(161,950)
	CMBX NA BB.6 Index	B-/P	604,310	1,381,591	616,051	5/11/63	500 bp — Monthly	(10,590)
	CMBX NA BB.6 Index	B-/P	590,401	2,324,643	1,036,558	5/11/63	500 bp — Monthly	(444,221)
	CMBX NA BBB-.13 Index	BBB-/P	1,064	18,000	646	12/16/72	300 bp — Monthly	427
	CMBX NA BBB-.13 Index	BBB-/P	4,415	27,000	969	12/16/72	300 bp — Monthly	3,459
	CMBX NA BBB-.13 Index	BBB-/P	6,703	33,000	1,185	12/16/72	300 bp — Monthly	5,535
	CMBX NA BBB-.13 Index	BBB-/P	8,176	89,000	3,195	12/16/72	300 bp — Monthly	5,025
	CMBX NA BBB-.13 Index	BBB-/P	7,723	139,000	4,990	12/16/72	300 bp — Monthly	2,803
	CMBX NA BBB-.13 Index	BBB-/P	26,598	291,000	10,447	12/16/72	300 bp — Monthly	16,296
	CMBX NA BBB-.14 Index	BBB-/P	152	5,000	86	12/16/72	300 bp — Monthly	69
	CMBX NA BBB-.14 Index	BBB-/P	1,353	48,000	821	12/16/72	300 bp — Monthly	556
	CMBX NA BBB-.12 Index	BBB-/P	50,445	856,000	31,073	8/17/61	300 bp — Monthly	19,801
	CMBX NA BBB-.12 Index	BBB-/P	126,273	2,941,000	106,758	8/17/61	300 bp — Monthly	20,985
	CMBX NA BBB-.13 Index	BBB-/P	26,019	576,000	20,678	12/16/72	300 bp — Monthly	5,629
	CMBX NA BBB-.14 Index	BBB-/P	1,379	32,000	547	12/16/72	300 bp — Monthly	847
	CMBX NA BBB-.6 Index	BB-/P	2,506	30,000	7,935	5/11/63	300 bp — Monthly	(5,414)
	CMBX NA BBB-.6 Index	BB-/P	5,130	64,000	16,928	5/11/63	300 bp — Monthly	(11,766)
	CMBX NA BBB-.6 Index	BB-/P	5,394	72,000	19,044	5/11/63	300 bp — Monthly	(13,614)
	CMBX NA BBB-.6 Index	BB-/P	26,126	356,000	94,162	5/11/63	300 bp — Monthly	(67,858)
	CMBX NA BBB-.6 Index	BB-/P	633,075	1,835,000	485,358	5/11/63	300 bp — Monthly	148,635
	CMBX NA BBB-.6 Index	BB-/P	155,534	2,369,000	626,601	5/11/63	300 bp — Monthly	(469,882)
	CMBX NA BBB-.6 Index	BB-/P	157,194	2,381,000	629,775	5/11/63	300 bp — Monthly	(471,390)
	CMBX NA BBB-.6 Index	BB-/P	6,001,651	90,591,500	23,961,452	5/11/63	300 bp — Monthly	(17,914,495)

Upfront premium received			117,212,056		Unrealized appreciation			12,224,884

Upfront premium (paid)			—		Unrealized (depreciation)			(85,054,792)

	Total		$117,212,056				Total	$(72,829,908)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$944	$110,000	$9,317	5/11/63	(200 bp) — Monthly	$10,224
	CMBX NA BB.10 Index	(166,877)	1,599,000	389,836	11/17/59	(500 bp) — Monthly	221,627
	CMBX NA BB.10 Index	(138,486)	1,263,000	307,919	11/17/59	(500 bp) — Monthly	168,381
	CMBX NA BB.10 Index	(304,980)	1,196,000	291,585	11/17/59	(500 bp) — Monthly	(14,392)
	CMBX NA BB.11 Index	(158,925)	1,686,000	150,223	11/18/54	(500 bp) — Monthly	(10,108)
	CMBX NA BB.11 Index	(68,351)	1,340,000	119,394	11/18/54	(500 bp) — Monthly	49,927
	CMBX NA BB.11 Index	(69,512)	1,340,000	119,394	11/18/54	(500 bp) — Monthly	48,765
	CMBX NA BB.11 Index	(172,185)	1,329,000	118,414	11/18/54	(500 bp) — Monthly	(54,879)
	CMBX NA BB.11 Index	(45,097)	656,000	58,450	11/18/54	(500 bp) — Monthly	12,806
	CMBX NA BB.11 Index	(11,409)	158,000	14,078	11/18/54	(500 bp) — Monthly	2,537
	CMBX NA BB.12 Index	(11,025)	21,000	1,985	8/17/61	(500 bp) — Monthly	(9,058)
	CMBX NA BB.12 Index	(6,851)	21,000	1,985	8/17/61	(500 bp) — Monthly	(4,884)
	CMBX NA BB.8 Index	(13,907)	108,113	38,823	10/17/57	(500 bp) — Monthly	24,827
	CMBX NA BB.8 Index	(176)	965	347	10/17/57	(500 bp) — Monthly	170
	CMBX NA BB.9 Index	(18,762)	478,000	105,734	9/17/58	(500 bp) — Monthly	86,574
	CMBX NA BB.9 Index	(22,812)	221,000	48,885	9/17/58	(500 bp) — Monthly	25,889
	CMBX NA BB.9 Index	(7,226)	112,000	24,774	9/17/58	(500 bp) — Monthly	17,455
	CMBX NA BB.9 Index	(2,501)	69,000	15,263	9/17/58	(500 bp) — Monthly	12,704
	CMBX NA BB.9 Index	(564)	14,000	3,097	9/17/58	(500 bp) — Monthly	2,521
	CMBX NA BBB-.10 Index	(1,221,613)	7,105,000	628,082	11/17/59	(300 bp) — Monthly	(597,083)
	CMBX NA BBB-.10 Index	(35,980)	155,000	13,702	11/17/59	(300 bp) — Monthly	(22,356)
	CMBX NA BBB-.10 Index	(25,050)	105,000	9,282	11/17/59	(300 bp) — Monthly	(15,821)
	CMBX NA BBB-.10 Index	(18,118)	83,000	7,337	11/17/59	(300 bp) — Monthly	(10,822)
	CMBX NA BBB-.10 Index	(16,758)	77,000	6,807	11/17/59	(300 bp) — Monthly	(9,990)
	CMBX NA BBB-.12 Index	(319,733)	1,417,000	51,437	8/17/61	(300 bp) — Monthly	(269,004)
	CMBX NA BBB-.12 Index	(6,402)	93,000	3,376	8/17/61	(300 bp) — Monthly	(3,073)
	CMBX NA BBB-.10 Index	(163,690)	1,338,000	118,279	11/17/59	(300 bp) — Monthly	(46,080)
	CMBX NA BBB-.10 Index	(92,293)	724,000	64,002	11/17/59	(300 bp) — Monthly	(28,653)
	CMBX NA BBB-.10 Index	(1,275)	10,000	884	11/17/59	(300 bp) — Monthly	(396)
	CMBX NA BBB-.11 Index	(182,977)	560,000	19,376	11/18/54	(300 bp) — Monthly	(163,881)
	CMBX NA BBB-.11 Index	(38,088)	119,000	4,117	11/18/54	(300 bp) — Monthly	(34,031)
	CMBX NA BBB-.11 Index	(9,714)	66,000	2,284	11/18/54	(300 bp) — Monthly	(7,463)
	CMBX NA BBB-.12 Index	(546,451)	1,636,000	59,387	8/17/61	(300 bp) — Monthly	(487,883)
	CMBX NA BBB-.12 Index	(503,662)	1,449,000	52,599	8/17/61	(300 bp) — Monthly	(451,789)
	CMBX NA BBB-.12 Index	(273,332)	818,000	29,693	8/17/61	(300 bp) — Monthly	(244,047)
	CMBX NA BBB-.12 Index	(31,987)	91,000	3,303	8/17/61	(300 bp) — Monthly	(28,729)
	CMBX NA BBB-.12 Index	(2,760)	46,000	1,670	8/17/61	(300 bp) — Monthly	(1,114)
	CMBX NA BBB-.12 Index	(11,274)	33,000	1,198	8/17/61	(300 bp) — Monthly	(10,092)
	CMBX NA BBB-.7 Index	(39,813)	182,000	32,360	1/17/47	(300 bp) — Monthly	(7,544)
	CMBX NA BBB-.8 Index	(501,226)	3,171,000	438,866	10/17/57	(300 bp) — Monthly	(63,945)
	CMBX NA BBB-.8 Index	(503,208)	3,171,000	438,866	10/17/57	(300 bp) — Monthly	(65,927)
	CMBX NA BBB-.8 Index	(492,515)	3,147,000	435,545	10/17/57	(300 bp) — Monthly	(58,544)
	CMBX NA BBB-.8 Index	(324,687)	2,078,000	287,595	10/17/57	(300 bp) — Monthly	(38,132)
	CMBX NA BBB-.8 Index	(203,953)	1,425,000	197,220	10/17/57	(300 bp) — Monthly	(7,446)
	CMBX NA BBB-.9 Index	(119,951)	507,000	39,445	9/17/58	(300 bp) — Monthly	(80,760)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	854,275	11/17/59	(500 bp) — Monthly	383,838
	CMBX NA BB.10 Index	(415,378)	3,493,000	851,593	11/17/59	(500 bp) — Monthly	433,304
	CMBX NA BB.10 Index	(227,964)	1,834,000	447,129	11/17/59	(500 bp) — Monthly	217,637
	CMBX NA BB.8 Index	(350)	1,931	693	10/17/57	(500 bp) — Monthly	341
	CMBX NA BB.9 Index	(2,038,421)	20,334,000	4,497,881	9/17/58	(500 bp) — Monthly	2,442,514
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	188,290	1/17/47	(300 bp) — Monthly	104,720
	Goldman Sachs International
	CMBX NA BB.7 Index	(605)	4,000	1,387	1/17/47	(500 bp) — Monthly	779
	CMBX NA A .6 Index	(10,136)	153,000	12,959	5/11/63	(200 bp) — Monthly	2,772
	CMBX NA BB.10 Index	(9,339)	31,000	7,558	11/17/59	(500 bp) — Monthly	(1,807)
	CMBX NA BB.12 Index	(3,069)	29,000	2,741	8/17/61	(500 bp) — Monthly	(353)
	CMBX NA BB.7 Index	(349,448)	1,721,000	596,843	1/17/47	(500 bp) — Monthly	245,960
	CMBX NA BB.7 Index	(224,362)	1,229,000	426,217	1/17/47	(500 bp) — Monthly	200,831
	CMBX NA BB.7 Index	(17,367)	106,000	36,761	1/17/47	(500 bp) — Monthly	19,305
	CMBX NA BB.8 Index	(792,530)	2,182,526	783,745	10/17/57	(500 bp) — Monthly	(10,603)
	CMBX NA BB.8 Index	(793,894)	2,182,526	783,745	10/17/57	(500 bp) — Monthly	(11,968)
	CMBX NA BB.8 Index	(4,192)	35,716	12,826	10/17/57	(500 bp) — Monthly	8,604
	CMBX NA BB.9 Index	(356,757)	2,241,000	495,709	9/17/58	(500 bp) — Monthly	137,085
	CMBX NA BB.9 Index	(164,938)	1,044,000	230,933	9/17/58	(500 bp) — Monthly	65,125
	CMBX NA BB.9 Index	(11,660)	73,000	16,148	9/17/58	(500 bp) — Monthly	4,427
	CMBX NA BB.9 Index	(2,380)	20,000	4,424	9/17/58	(500 bp) — Monthly	2,027
	CMBX NA BB.9 Index	(2,407)	20,000	4,424	9/17/58	(500 bp) — Monthly	2,000
	CMBX NA BB.9 Index	(505)	13,000	2,876	9/17/58	(500 bp) — Monthly	2,360
	CMBX NA BBB-.10 Index	(8,311)	38,000	3,359	11/17/59	(300 bp) — Monthly	(4,971)
	CMBX NA BBB-.12 Index	(7,408)	38,000	1,379	8/17/61	(300 bp) — Monthly	(6,048)
	CMBX NA BBB-.12 Index	(9,118)	27,000	980	8/17/61	(300 bp) — Monthly	(8,152)
	CMBX NA BBB-.13 Index	(7,350)	97,000	3,482	12/16/72	(300 bp) — Monthly	(3,917)
	CMBX NA BBB-.6 Index	(1,964,725)	7,210,000	1,907,045	5/11/63	(300 bp) — Monthly	(61,285)
	CMBX NA BBB-.6 Index	(5,649)	23,000	6,084	5/11/63	(300 bp) — Monthly	423
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	889,000	1/17/47	(300 bp) — Monthly	476,480
	CMBX NA BBB-.8 Index	(2,509)	16,000	2,214	10/17/57	(300 bp) — Monthly	(303)
	CMBX NA BBB-.8 Index	(154)	1,000	138	10/17/57	(300 bp) — Monthly	(16)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(385,042)	706,000	62,905	11/18/54	(500 bp) — Monthly	(322,726)
	CMBX NA BB.11 Index	(42,728)	80,528	35,907	5/11/63	(500 bp) — Monthly	(6,888)
	CMBX NA BB.12 Index	(81,284)	148,000	13,986	8/17/61	(500 bp) — Monthly	(67,421)
	CMBX NA BB.17 Index	(8,713,905)	17,796,000	6,171,653	1/17/47	(500 bp) — Monthly	(2,557,082)
	CMBX NA BB.8 Index	(34,198)	66,605	23,918	10/17/57	(500 bp) — Monthly	(10,336)
	CMBX NA BB.9 Index	(2,348,951)	4,753,000	1,051,364	9/17/58	(500 bp) — Monthly	(1,301,548)
	CMBX NA BBB-.10 Index	(111,816)	678,000	59,935	11/17/59	(300 bp) — Monthly	(52,220)
	CMBX NA BBB-.10 Index	(126,770)	450,000	39,780	11/17/59	(300 bp) — Monthly	(87,214)
	CMBX NA BBB-.10 Index	(98,613)	331,000	29,260	11/17/59	(300 bp) — Monthly	(69,518)
	CMBX NA BBB-.10 Index	(10,453)	92,000	8,133	11/17/59	(300 bp) — Monthly	(2,366)
	CMBX NA BBB-.11 Index	(62,772)	200,000	6,920	11/18/54	(300 bp) — Monthly	(55,952)
	CMBX NA BBB-.12 Index	(123,279)	353,000	12,814	8/17/61	(300 bp) — Monthly	(110,642)
	CMBX NA BBB-.12 Index	(586)	15,000	545	8/17/61	(300 bp) — Monthly	(49)
	CMBX NA BBB-.6 Index	(1,151,484)	4,250,000	1,124,125	5/11/63	(300 bp) — Monthly	(29,484)
	CMBX NA BBB-.7 Index	(4,366,588)	18,600,000	3,307,080	1/17/47	(300 bp) — Monthly	(1,068,809)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	779,185	11/17/59	(500 bp) — Monthly	594,671
	CMBX NA BB.7 Index	(9,888)	57,000	19,768	1/17/47	(500 bp) — Monthly	9,832
	CMBX NA BB.9 Index	(719,303)	18,464,000	4,084,237	9/17/58	(500 bp) — Monthly	3,349,547
	CMBX NA BBB-.10 Index	(10,617)	49,000	4,332	11/17/59	(300 bp) — Monthly	(6,310)
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	193,269	1/17/47	(300 bp) — Monthly	103,648
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	12,446	1/17/47	(300 bp) — Monthly	5,279
	CMBX NA BB.10 Index	(167,698)	1,599,000	389,836	11/17/59	(500 bp) — Monthly	220,806
	CMBX NA BB.12 Index	(12,011)	168,000	15,876	8/17/61	(500 bp) — Monthly	3,725
	CMBX NA BB.12 Index	(9,784)	134,000	12,663	8/17/61	(500 bp) — Monthly	2,768
	CMBX NA BB.12 Index	(6,813)	129,000	12,191	8/17/61	(500 bp) — Monthly	5,270
	CMBX NA BB.7 Index	(627,449)	3,120,000	1,082,016	1/17/47	(500 bp) — Monthly	451,967
	CMBX NA BB.7 Index	(223,682)	1,160,000	402,288	1/17/47	(500 bp) — Monthly	177,640
	CMBX NA BB.7 Index	(158,631)	786,000	272,585	1/17/47	(500 bp) — Monthly	113,299
	CMBX NA BB.7 Index	(131,172)	701,000	243,107	1/17/47	(500 bp) — Monthly	111,351
	CMBX NA BB.8 Index	(387,993)	1,066,648	383,033	10/17/57	(500 bp) — Monthly	(5,849)
	CMBX NA BB.8 Index	(20,269)	39,577	14,212	10/17/57	(500 bp) — Monthly	(6,090)
	CMBX NA BB.9 Index	(83,998)	2,381,000	526,677	9/17/58	(500 bp) — Monthly	440,694
	CMBX NA BB.9 Index	(255,968)	1,923,000	425,368	9/17/58	(500 bp) — Monthly	167,796
	CMBX NA BB.9 Index	(258,098)	1,900,000	420,280	9/17/58	(500 bp) — Monthly	160,600
	CMBX NA BB.9 Index	(250,750)	1,834,000	405,681	9/17/58	(500 bp) — Monthly	153,403
	CMBX NA BB.9 Index	(203,933)	1,356,000	299,947	9/17/58	(500 bp) — Monthly	94,884
	CMBX NA BB.9 Index	(162,803)	1,079,000	238,675	9/17/58	(500 bp) — Monthly	74,973
	CMBX NA BB.9 Index	(134,108)	886,000	195,983	9/17/58	(500 bp) — Monthly	61,137
	CMBX NA BB.9 Index	(3,668)	74,000	16,369	9/17/58	(500 bp) — Monthly	12,639
	CMBX NA BB.9 Index	(4,850)	40,000	8,848	9/17/58	(500 bp) — Monthly	3,965
	CMBX NA BB.9 Index	(2,339)	38,000	8,406	9/17/58	(500 bp) — Monthly	6,035
	CMBX NA BB.9 Index	(1,486)	38,000	8,406	9/17/58	(500 bp) — Monthly	6,888
	CMBX NA BB.9 Index	(1,728)	23,000	5,088	9/17/58	(500 bp) — Monthly	3,340
	CMBX NA BB.9 Index	(2,425)	20,000	4,424	9/17/58	(500 bp) — Monthly	1,982
	CMBX NA BB.9 Index	(861)	14,000	3,097	9/17/58	(500 bp) — Monthly	2,224
	CMBX NA BB.9 Index	(1,514)	10,000	2,212	9/17/58	(500 bp) — Monthly	690
	CMBX NA BB.9 Index	(54)	1,000	221	9/17/58	(500 bp) — Monthly	166
	CMBX NA BBB-.8 Index	(836,165)	5,375,000	743,900	10/17/57	(300 bp) — Monthly	(94,952)
	CMBX NA BBB-.8 Index	(426,068)	2,717,000	376,033	10/17/57	(300 bp) — Monthly	(51,393)
	CMBX NA BBB-.10 Index	(166,387)	987,000	87,251	11/17/59	(300 bp) — Monthly	(79,629)
	CMBX NA BBB-.10 Index	(83,477)	385,000	34,034	11/17/59	(300 bp) — Monthly	(49,636)
	CMBX NA BBB-.10 Index	(73,306)	339,000	29,968	11/17/59	(300 bp) — Monthly	(43,508)
	CMBX NA BBB-.10 Index	(17,975)	76,000	6,718	11/17/59	(300 bp) — Monthly	(11,294)
	CMBX NA BBB-.10 Index	(16,090)	66,000	5,834	11/17/59	(300 bp) — Monthly	(10,289)
	CMBX NA BBB-.10 Index	(7,309)	61,000	5,392	11/17/59	(300 bp) — Monthly	(1,947)
	CMBX NA BBB-.10 Index	(8,950)	41,000	3,624	11/17/59	(300 bp) — Monthly	(5,346)
	CMBX NA BBB-.10 Index	(8,954)	39,000	3,448	11/17/59	(300 bp) — Monthly	(5,526)
	CMBX NA BBB-.12 Index	(221,082)	973,000	35,320	8/17/61	(300 bp) — Monthly	(186,249)
	CMBX NA BBB-.10 Index	(288,475)	2,338,000	206,679	11/17/59	(300 bp) — Monthly	(82,965)
	CMBX NA BBB-.10 Index	(160,942)	1,269,000	112,180	11/17/59	(300 bp) — Monthly	(49,397)
	CMBX NA BBB-.10 Index	(2,537)	20,000	1,768	11/17/59	(300 bp) — Monthly	(779)
	CMBX NA BBB-.11 Index	(191,080)	1,214,000	42,004	11/18/54	(300 bp) — Monthly	(149,683)
	CMBX NA BBB-.11 Index	(6,809)	120,000	4,152	11/18/54	(300 bp) — Monthly	(2,717)
	CMBX NA BBB-.12 Index	(58,425)	189,000	6,861	8/17/61	(300 bp) — Monthly	(51,659)
	CMBX NA BBB-.12 Index	(1,154)	28,000	1,016	8/17/61	(300 bp) — Monthly	(152)
	CMBX NA BBB-.13 Index	(5,978)	97,000	3,482	12/16/72	(300 bp) — Monthly	(2,544)
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	524,510	1/17/47	(300 bp) — Monthly	335,737
	CMBX NA BBB-.8 Index	(280,668)	1,961,000	271,402	10/17/57	(300 bp) — Monthly	(10,246)
	CMBX NA BBB-.8 Index	(149,053)	962,000	133,141	10/17/57	(300 bp) — Monthly	(16,393)
	CMBX NA BBB-.8 Index	(133,750)	856,000	118,470	10/17/57	(300 bp) — Monthly	(15,708)
	CMBX NA BBB-.8 Index	(15,437)	99,000	13,702	10/17/57	(300 bp) — Monthly	(1,778)
	CMBX NA BBB-.8 Index	(155)	1,000	138	10/17/57	(300 bp) — Monthly	(17)

Upfront premium received		944			Unrealized appreciation		12,111,895

Upfront premium (paid)		(40,435,605)			Unrealized (depreciation)		(9,641,660)

	Total	$(40,434,661)				Total	$2,470,235
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,756,765,606.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $755,513, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
Short-term investments
	Putnam Short Term Investment Fund**	$345,792,213	$743,937,799	$990,136,929	$267,883	$99,593,083

	Total Short-term investments	$345,792,213	$743,937,799	$990,136,929	$267,883	$99,593,083
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,310,668.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $189,675,615.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,271,976.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $39,108,948.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,238,572,749 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $188,434,095 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $189,675,615 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$—	$—	$164,839

Total common stocks	—	—	164,839
Asset-backed securities	—	11,537,046	8,357,000
Convertible bonds and notes	—	173,513,769	—
Corporate bonds and notes	—	482,825,491	—
Foreign government and agency bonds and notes	—	364,148,681	—
Mortgage-backed securities	—	1,080,835,521	—
Purchased options outstanding	—	2,614,034	—
Purchased swap options outstanding	—	69,099,285	—
Senior loans	—	71,382,745	—
U.S. government and agency mortgage obligations	—	1,655,844,240	—
U.S. treasury obligations	—	2,532,775	—
Short-term investments	700,000	734,464,280	—

Totals by level	$700,000	$4,648,797,867	$8,521,839
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(13,804,947)	$—
Futures contracts	519,006	—	—
Written options outstanding	—	(1,760,213)	—
Written swap options outstanding	—	(110,118,396)	—
Forward premium swap option contracts	—	16,594,394	—
TBA sale commitments	—	(459,075,676)	—
Interest rate swap contracts	—	19,748,934	—
Total return swap contracts	—	(13,593,085)	—
Credit default contracts	—	(147,137,068)	—

Totals by level	$519,006	$(709,146,057)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$837,300,000
Purchased currency option contracts (contract amount)	$545,300,000
Purchased swap option contracts (contract amount)	$9,347,800,000
Written TBA commitment option contracts (contract amount)	$837,300,000
Written currency option contracts (contract amount)	$467,900,000
Written swap option contracts (contract amount)	$7,812,800,000
Futures contracts (number of contracts)	19,000
Forward currency contracts (contract amount)	$3,700,600,000
Centrally cleared interest rate swap contracts (notional)	$14,876,000,000
OTC total return swap contracts (notional)	$169,800,000
Centrally cleared total return swap contracts (notional)	$2,309,400,000
OTC credit default contracts (notional)	$1,033,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com